     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2006

                                                       REGISTRATION NO. 33-96668
                                                                       811-09092
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                                                             [X]

                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]

                        POST-EFFECTIVE AMENDMENT NO. 12                      [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              -------------------

                           FIRST EAGLE VARIABLE FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              -------------------

                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3000

                                  ROBERT BRUNO
                           FIRST EAGLE VARIABLE FUNDS
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                            PAUL S. SCHREIBER, ESQ.
                              SHEARMAN & STERLING
                              599 LEXINGTON AVENUE
                               NEW YORK, NY 10022

                              -------------------

It is proposed that this filing will become effective (check appropriate box):

    [ ] Immediately upon filing pursuant to paragraph (b)


    [X] On April 30, 2006 pursuant to paragraph (b) of Rule 485


    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] On (date) pursuant to paragraph (a)(1) of Rule 485

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              -------------------

                     TITLE OF SECURITIES BEING REGISTERED:

               FIRST EAGLE OVERSEAS VARIABLE FUND -- COMMON STOCK

________________________________________________________________________________

                           FIRST EAGLE VARIABLE FUNDS
              advised by Arnhold and S. Bleichroeder Advisers, LLC



                                   PROSPECTUS

                                 APRIL 30, 2006



                       FIRST EAGLE OVERSEAS VARIABLE FUND

                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (212) 698-3000



Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the SEC passed on the accuracy of this prospectus. It is a criminal offense to claim otherwise.

    Welcome to First Eagle Variable Funds (the 'Trust'), managed by Arnhold and
S. Bleichroeder Advisers, LLC (the 'Adviser' or 'ASB Advisers'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'). Charles de Vaulx of ASB Advisers has primary responsibility for the management of the First Eagle Overseas Variable Fund (the 'Fund').

    The Fund is a separate portfolio of the Trust, an open-end management investment company, that offers its shares only to separate accounts of U.S. insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

    Investment Objective.

    First Eagle Overseas Variable Fund seeks long-term growth of capital.

    Before you invest in a mutual fund, you need to know that all mutual funds have common attributes:

      Shares of the mutual fund can fluctuate in value.

      You could make money or lose money.

      There is no guarantee that a fund will achieve its investment objective.

    This prospectus tells you about our Fund. We urge you to read it very carefully before you decide to invest and ask that you keep it for future reference.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Fund....................................................    1
    About First Eagle Overseas Variable Fund................    1
        Objective and Approach..............................    1
        Related Risks.......................................    1
        Disclosure of Portfolio Holdings....................    3
        The Fund's Performance..............................    3
Fees and Expenses...........................................    4
Our Management Team.........................................    5
    The Adviser.............................................    5
    Approval of Advisory Agreement..........................    5
    Distribution and Shareholder Services Expenses..........    5
About Your Investment.......................................    7
    How to Purchase Shares..................................    7
    Anti-Money Laundering Compliance........................    7
    How Fund Share Prices Are Calculated....................    7
    Short-Term Trading of Fund Shares.......................    8
Information on Dividends, Distributions and Taxes...........    9
Financial Highlights........................................   10
Useful Shareholder Information (Back Cover)

                                    THE FUND

ABOUT FIRST EAGLE OVERSEAS VARIABLE FUND

OBJECTIVE AND APPROACH

    The investment objective of the Fund is long-term growth of capital. To achieve its objective, the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The Fund may invest in securities traded in mature as well as emerging markets and in companies of all sizes, regardless of capitalization. The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics. Under normal circumstances, the Fund invests at least 80% of its total assets, taken at market value, in foreign securities. The Fund may invest up to 20% of its total assets in debt securities, including lower-rated securities and securities that are not rated. The Fund may also invest in 'structured securities' (principally related to precious metals) in which the value is linked to the price of an underlying instrument, such as a currency, commodity or index. The Fund may invest in precious metals, such as gold, and precious metal-related issues.


    Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies. Among other differences, the Fund has tended to hold a more concentrated securities portfolio than has First Eagle Overseas Fund, which may make the Fund more susceptible to fluctuations in value than First Eagle Overseas Fund.


    The investment objective of the Fund, as well as the 80% of assets test set out above, is not a fundamental policy and can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective.

RELATED RISKS

    Investing in the Fund involves various risks.

Foreign Investments

    Foreign securities involve certain inherent risks that are different from those of domestic securities, including political or economic instability of the issuer or the country of issue, changes in foreign currency and exchange rates, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations will also affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. Typically, there is less publicly available information about a foreign company and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. Many foreign stock markets are not as large or liquid as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies. These risks may be more pronounced with respect to investments in emerging markets, which generally are subject to greater risk of economic and political disruptions, greater price volatility, and may not be subject to the same accounting, financial and other reporting requirements as the securities markets of more developed countries.

Debt Securities

    Securities with the lowest investment grade ratings are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated are considered by the Adviser to be equivalent to below investment grade (often referred to as 'junk bonds'). On balance, debt securities that are below investment grade are considered predominately speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.

    The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.

Small and Medium Size Companies Risks

    In addition to investments in larger companies, the Fund may invest in smaller and medium size companies, which historically have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium size companies to have market capitalizations of less than $10 billion.

Market Risk

    In general, a fund's share price fluctuates over the short term in reaction to stock market movements. This means that an investor could lose money over short periods, and perhaps over longer periods during extended market downturns.

Currency Exchange Transactions

    The Fund may engage in currency exchange transactions to, among other reasons, hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates. A currency exchange may be conducted on a spot (i.e., cash) basis or through a forward currency exchange contract ('forward contract') or other cash management position. Although such hedged positions may be used to protect a fund from adverse currency movements, the use of hedges may reduce or eliminate potential profits from currency fluctuations that are otherwise in a fund's favor.

Gold Risks

    The Fund may also invest in precious metals, such as gold, as well as precious metal-related issues. It is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of the Fund's investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

    Although the risks related to investing in gold and other precious metals directly (as the Fund is authorized to do) are similar to those of investing in precious metal finance and operating companies, as just described, there are additional considerations, including custody and transaction costs that may be higher than those involving securities. Moreover, holding such metals results in no income being derived from such holding, unlike securities which may pay dividends or make other current payments. Investing in futures contracts and similar 'derivative' instruments related to precious metals also carries additional risks, in that these types of investments (i) are often more volatile than direct investments in the commodity underlying them, because they commonly involve significant 'built in' leverage, and (ii) are subject to the risk of default by the counterparty to the contract. Although the Fund has contractual protections with respect to the credit risk of its custodian, precious metals held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. Finally, although not currently anticipated, if such metals in the future were held in book account, it would involve risks of the credit of the party holding them.

Temporary Strategies


    The Fund has the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Fund. Pursuant to a defensive strategy, the Fund may temporarily hold cash and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments during such period may be made in the U.S. and denominated in U.S. dollars. In such a case, the Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies.


DISCLOSURE OF PORTFOLIO HOLDINGS

    A description of the Fund's policies and procedures with respect to disclosure of its portfolio securities is available in the Fund's Statement of Additional Information (which is available upon request as described on the back cover of this Prospectus).

THE FUND'S PERFORMANCE

    Many factors affect a fund's performance. The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over the periods indicated compare to those of a broad measure of market performance. The average annual returns shown below do not reflect charges imposed by the Variable Contracts, as defined herein, through which the Fund is offered and would be lower if those charges were reflected.


                       Calendar Year Total Returns Chart

                       First Eagle Overseas Variable Fund

(numbers are in percentages)

1998       4.21
1999      42.15
2000       7.31
2001       7.46
2002      15.72
2003      51.01
2004      27.50
2005      21.46


    For the periods presented in the bar chart above, here is some additional return information.


Best Quarter     20.19 %   Second Quarter 2003
Worst Quarter   (12.41)%   Third Quarter 2002


    The following table illustrates how the Fund's average annual returns for different calendar periods compare to the return of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1,100 companies from 21 countries. The figures in the table assume that you sold your shares at the end of each period and are shown on a before-tax basis. (After-tax returns vary based on an investor's individual tax situation and are generally not relevant to investors who hold fund shares in tax-deferred arrangements, including most variable life insurance or variable annuity contracts.)


     AVERAGE ANNUAL TOTAL RETURN COMPARISONS TABLE AS OF DECEMBER 31, 2005



                                                                                   SINCE
                                                              1 YEAR   5 YEARS   INCEPTION*
                                                              ------   -------   ----------
First Eagle Overseas Variable Fund..........................  21.46%    23.80%     18.43%
MSCI EAFE Index.............................................  13.54%     4.55%      6.29%


---------


* For the period beginning February 3, 1997 (commencement of operations) through December 31, 2005.


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

                               FEES AND EXPENSES

    The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund. Operating expenses are paid from the Fund's assets and are therefore incurred by share holders indirectly. The expenses shown below do not reflect charges imposed by the Variable Contracts, as defined herein, through which the Fund is offered. Please see your Variable Contract prospectus for more details on those charges.

             FIRST EAGLE OVERSEAS VARIABLE FUND'S FEES AND EXPENSES


ANNUAL OPERATING EXPENSES
Management Fees.............................................  0.75%
Distribution (12b-1) Fees...................................  0.25%
Other Expenses*.............................................  0.25%
-------------------------------------------------------------------
    Total Annual Operating Expenses.........................  1.25%


---------

* Other Expenses reflect the actual expenses experienced during the fiscal year ended December 31, 2005 and include fees paid and costs reimbursed to parties providing various services to the Fund. The three largest categories of such expenses, as paid directly by the Fund, were for: (i) transfer agency;
  (ii) custody services, including those provided by insurance companies maintaining omnibus accounts with the Fund and acting as sub-transfer agents on behalf of their Variable Contract holders; and (iii) legal fees. Other expenses also reflect credits realized as a result of uninvested cash balances, which are used to reduce certain service provider expenses. Absent these credits, the Fund's expenses would be higher.


EXAMPLE


    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the average annual return is 5% and that operating expenses remain the same. The example does not represent the Fund's actual past or future expenses and returns. The example also does not reflect charges imposed by the Variable Contracts. See your Variable Contract prospectus for information on those charges.

    Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------
First Eagle Overseas Variable Fund..................   $127     $397      $686      $1,511
-------------------------------------------------------------------------------------------


                              OUR MANAGEMENT TEAM

THE ADVISER


    The Adviser of the Fund is Arnhold and S. Bleichroeder Advisers, LLC, a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. Based in New York City since 1937, ASB Holdings is the successor firm to two German banking houses -- Gebr. Arnhold founded in Dresden in 1864 and S. Bleichroeder founded in Berlin in 1803. The Adviser offers a variety of investment management services. In addition to the Fund, its clients include the First Eagle Funds, foundations, major retirement plans and high net worth individuals. As of January 2006, the Adviser had more than $37.3 billion under management.



    Charles de Vaulx, Senior Vice President of the Trust, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. de Vaulx is an officer of the Adviser and was formerly associated with SGAM Corp. since 1987. Mr. de Vaulx has been a Portfolio Manager or Co-Portfolio Manager of the Fund since December 31, 1999 (prior to that, Associate Portfolio Manager since the Fund's inception). Additional information regarding
Mr. de Vaulx's compensation, other accounts managed by Mr. de Vaulx and his ownership of securities in the Fund is available in the Statement of Additional Information ('SAI'). Mr. de Vaulx is supported in his duties by a team of research analysts employed by the Adviser. Also available in the SAI is certain background information regarding these analysts.


    Pursuant to an advisory agreement ('Advisory Agreement') with the Trust, the Adviser is responsible for the management of the Fund's portfolio and constantly reviews its holdings in the light of its own research analyses and those of other relevant sources. In return for its investment management services, the Fund pays the Adviser a fee at the annual rate of the average daily value of the Fund's net assets as follows:

First Eagle Overseas Variable Fund..........................  0.75%

The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with the agreement between them, the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of the value of the Fund's average daily net assets.

APPROVAL OF ADVISORY AGREEMENT


    For your reference, a discussion regarding the basis of the Board of Trustees' approval of the Advisory Agreement is available in the Annual Report to Shareholders for the financial reporting period ended December 31, 2005.


DISTRIBUTION AND SHAREHOLDER SERVICES EXPENSES


    The Fund's shares are offered, in states and countries in which such offer is lawful, to investors either through selected securities dealers or directly by First Eagle Funds Distributors, a division of ASB Securities LLC ('First Eagle Distributors' or the 'Distributor'), the Fund's principal underwriter and, as with ASB Advisers, a wholly owned subsidiary of ASB Holdings.


    The Fund has adopted a Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays First Eagle Distributors a monthly distribution related fee at an annual rate of 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to First Eagle Distributors for remittance to an insurance company that is the issuer of a variable life insurance contract or variable annuity contract (each, a 'Variable Contract') invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. First Eagle Distributors bears distribution expenses to the extent that they are not covered by payments under the Plan. Any distribution expenses incurred by First Eagle Distributors in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may ultimately cost more than paying other types of sales charges. The Plan may be terminated without the payment of any penalty by the vote of the holders of a majority of the outstanding voting securities of the Fund.


    In addition, certain investing insurance companies request payments for services they provide their Variable Contract holders -- e.g., client statements, tax reporting, order-processing and client relations. Such 'sub-transfer agency' fees paid by the Fund are in aggregate not more than what otherwise would have been paid for the same services to DST Systems, Inc., the Fund's transfer agent. Arrangements may involve a per-account fee, an asset-based fee, a sales-based fee or, in some cases, a combination of the three. These fees are directly attributable to the relevant Variable Contract holder serviced by the relevant party. (While the Adviser and the Distributor consider these to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Fund that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates.)



REVENUE SHARING



    The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make cash payments -- sometimes referred to as 'revenue sharing' -- to insurance companies or their representatives for various reasons. These payments may support the delivery of services to the Fund or to shareholders in the Fund, including, without limitation, transaction processing and sub-accounting services. These payments also may serve as an incentive to sell shares of the Fund and/or to promote retention of customer assets in the Fund. As such, they may be made to firms that provide various marketing support or other promotional services relating to the Fund, including, without limitation, advertising, access on the part of the Distributor's personnel to sales meetings, sales representatives and/or management representatives of the insurance company or other financial intermediary, as well as inclusion of the Fund in various promotional and sales programs. Marketing support services also may include business planning assistance, educating insurance company personnel about the Fund and shareholder financial planning assistance.



    Revenue sharing payments may include any portion of the sub-transfer agency fees described in the preceding section of the Prospectus that exceed the costs of similar services provided by the Fund's transfer agent, DST Systems, Inc. They also may include any other payment requirement of an insurance company or another third-party intermediary. All such payments are paid by the Distributor, the Adviser or an affiliate of either out of its (or their) own resources and are in addition to any Rule 12b-1 payments described elsewhere in this Prospectus. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; (iii) as a fixed dollar amount; or
(iv) as some combination of any of these. In many cases, they therefore may be viewed as encouraging sales activity or retention of assets in the Fund. Generally, any revenue sharing or other payments of the type just described will have been requested by the party receiving them, often as a condition of distribution, but are subject to negotiation as to their structure and scope.



    The Distributor, the Adviser and/or an affiliate of either also pays from its (or their) own resources for travel and other expenses, including lodging, entertainment and meals, incurred by insurance companies or their representatives related to diligence or informational meetings in which insurance company representatives meet with investment professionals employed by the Fund's investment adviser, as well as for costs of organizing and holding such meetings. The Fund and/or such related parties to the Fund also may make payments to or on behalf of insurance companies or their representatives for other types of events, including preapproved conferences, seminars or training programs (and payments for travel, lodging and the like for the same), and may provide certain small gifts and/or entertainment as permitted by applicable rules.

    A shareholder or prospective Variable Contract investor should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to more positively consider the Fund relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective Variable Contract investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her financial intermediary directly.


                             ABOUT YOUR INVESTMENT

HOW TO PURCHASE SHARES

    Shares of the Fund may be offered for purchase by separate accounts of insurance companies for the purpose of serving as an investment medium for Variable Contracts. Shares of the Fund are sold at their net asset value (without a sales charge) next computed after a receipt of a purchase order by an insurance company whose separate account invests in the Fund. These insurance companies also may impose certain handling charges in connection with transactions in Fund shares and may have particular requirements relating to processing transactions. For information on how to purchase shares (and details relating to any such handling charges or other processing requirements), please refer to the prospectus of the pertinent separate account.

    Shares of the Fund are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to Variable Contract owners arising from offering the Fund's shares to separate accounts of unaffiliated insurers, or separate accounts funding both life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Fund might at some time be in conflict. The Trust's Board of Trustees and insurance companies whose separate accounts invest in the Fund are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investment in the Fund. This could force the Fund to sell securities at disadvantageous prices. The Trust and First Eagle Distributors each reserves the right to refuse any order for purchase of shares and to cancel any purchase for any reason it deems appropriate. Any such cancellation, other than for nonpayment or to correct certain administrative errors, will be effected within two business days of such purchase order.

ANTI-MONEY LAUNDERING COMPLIANCE

    The Trust, First Eagle Distributors and the insurance companies issuing the Variable Contracts are required to comply with various anti-money laundering laws and regulations. Consequently, additional information regarding your identity and source of funds may be required of you. If the information submitted does not provide for adequate identity verification, you may not be able to establish an account with your insurance company or that account may be closed at the then-current net asset value. Similarly, suspicious account activity or account information matching that on government lists of suspicious persons may prevent establishment of an account or may require 'freezing' an account, reporting to governmental agencies or other financial institutions or the transfer of account assets to governmental agencies. In some circumstances, the law may not permit notification to the affected account holder of these actions.

HOW FUND SHARE PRICES ARE CALCULATED

    Net asset value of the Fund is determined as of the close of trading on the New York Stock Exchange ('NYSE') on each day during which the NYSE is open for trading. The holidays on which the NYSE is closed and rules regarding closing the NYSE can be found on the NYSE's website at www.nyse.com. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Because the Fund may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

    The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be 'stale' as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings will be 'fair valued' in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings will be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund's holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

SHORT-TERM TRADING OF FUND SHARES

    The Fund discourages, and will not knowingly accommodate its use, as a vehicle for frequent traders. Frequent trading of Fund shares may, among other things, increase Fund transaction costs, require the Fund to keep a larger percentage of its assets in cash than might be desirable absent such trading, and/or otherwise negatively impact the Fund's investment program, possibly diluting the Fund's value to its longer-term investors. The Fund may be particularly susceptible to these risks because of its significant investments in foreign securities. Pursuant to procedures approved by the Board of Trustees, the Fund seeks to identify inappropriate trading and, if identified and not timely addressed by the relevant insurance company sponsor to the satisfaction of the Fund, will suspend trading privileges or close accounts of the relevant insurance company sponsor and provide notice of such suspension or closing of such account to that sponsor. In limited circumstances, based on the review of a number of factors (which may include the size of the transaction, the timing of the trade instructions and relevant market conditions), a single trade may be determined to be inappropriate and subject to these procedures. However, the Fund depends on cooperation from the insurance company sponsors of the Variable Contracts in reviewing individual contract holder trading activity, which limits its ability to monitor and discourage such trading at that level. If the Fund is unable to identify and prevent inappropriate trading (either on its own or in cooperation with the insurance company sponsors), it will be more likely that the adverse effects described above will occur. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described in this paragraph and applies these policies uniformly as to any instances of identified inappropriate trading.

               INFORMATION ON DIVIDENDS, DISTRIBUTIONS AND TAXES

    It is the policy of the Fund to make periodic distributions of net investment income and net realized capital gains, if any. Unless a shareholder elects otherwise, ordinary income dividends and capital gains distributions will be reinvested in additional shares of the Fund at net asset value per share calculated as of the payment date. The Fund pays both ordinary income dividends and capital gains distributions on a per share basis. As a result, on the ex-dividend date of such payment, the net asset value per share of the Fund will be reduced by the amount of such payment.

    The Fund intends to qualify and has elected to be treated as a 'regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the 'Code'). To qualify, the Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, the Fund generally will not be subject to federal income or excise taxes on income and capital gains distributed to shareholders within applicable time limits, although foreign source income received by the Fund may be subject to foreign withholding taxes.


    The Fund also intends to comply with the diversification regulations under
Section 817(h) of the Code. These diversification requirements, which are in addition to the diversification requirements set forth in Subchapter M of the Code, place certain limitations on the assets of a Variable Contract that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) of the Code and the related Treasury Regulations thereunder treat the assets of the Fund as the assets of the Variable Contract, the Fund will satisfy these requirements to assist the Variable Contracts in complying with these requirements. If the Fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by a Variable Contract investing in the Fund may not be eligible for treatment as an annuity or as life insurance for tax purposes, and would not longer be eligible for tax deferral. Generally, the Fund will diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer.





    Foreign governments may withhold taxes on dividends and interest earned by the Fund with respect to foreign securities. Foreign governments also may impose taxes on other payments or gains with respect to foreign securities.


    The Fund expects that any distributions to Variable Contract investors will be exempt from current federal income taxation to the extent such distributions accumulate in a variable annuity contract or variable life insurance policy. For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, please refer to the prospectus offered by the participating insurance company.

    Tax issues can be complicated. Please consult your tax adviser about federal, state, or local tax consequences or with any other tax questions you may have.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights Table is intended to help you understand the Fund's financial performance for the last five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).



    The Financial Highlights Table was derived from the Fund's financial statements, which were audited by KPMG LLP ('KPMG'), the Fund's independent registered public accountant for each of the periods shown. KPMG's reports, along with the Fund's financial statements, are contained in the Annual Reports for the Fund for the relevant periods and are incorporated by reference in the Statement of Additional Information. The Annual Reports and the Statement of Additional Information are available upon request. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204 will serve as the Trust's independent registered public accountant for the Fund's fiscal year ending December 31, 2006.





                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                               --------------------------------------------------------------
                                                 2005          2004          2003         2002         2001
                                               --------------------------------------------------------------

SELECTED PER SHARE DATA(a)
Net asset value, beginning of year.......      $  27.48      $  22.58      $  14.96      $ 13.16      $ 14.01
                                               --------      --------      --------      -------      -------
Income from investment operations:
    Net investment income................          0.27          0.23          0.20         0.04         0.14
    Net realized and unrealized gains on
      investments........................          5.58          5.92          7.43         2.02         0.84
                                               --------      --------      --------      -------      -------
        Total from investment
          operations.....................          5.85          6.15          7.63         2.06         0.98
                                               --------      --------      --------      -------      -------
Less distributions:
    Dividends from net investment
      income.............................         (0.69)        (0.61)        (0.01)       (0.04)       (0.68)
    Dividends from capital gains.........         (2.17)        (0.64)        (0.00)(b)    (0.22)       (1.15)
                                               --------      --------      --------      -------      -------
                                                  (2.86)        (1.25)        (0.01)       (0.26)       (1.83)
                                               --------      --------      --------      -------      -------
Net asset value, end of year.............      $  30.47      $  27.48      $  22.58      $ 14.96      $ 13.16
                                               --------      --------      --------      -------      -------
                                               --------      --------      --------      -------      -------
        Total Return.....................         21.46%        27.50%        51.01%       15.72%        7.46%
Ratios and Supplemental Data
Net assets, end of year (000's)..........      $209,581      $179,253      $127,647      $63,730      $18,027
Ratio of operating expenses to average
  net assets(c)..........................          1.25%         1.31%         1.37%        1.49%        1.50%
Ratio of net investment income to average
  net assets(d)..........................          0.90%         0.95%         1.12%        0.31%        0.94%
Portfolio turnover rate..................         32.76%        32.43%        12.22%       27.93%       37.80%

----------

(a) Per share amounts have been calculated using the average shares method.
(b)  Amount represents less than $0.01 per share.
(c) The annualized ratios of operating expenses to average net assets for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 would have been 1.25%, 1.31%, 1.37%, 1.49% and
     2.08%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.
(d) The annualized ratios of net investment income to average net assets for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 would have been 0.90%, 0.95%, 1.12%,
     0.31% and 0.36%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                         USEFUL SHAREHOLDER INFORMATION

HOW TO OBTAIN OUR SHAREHOLDER REPORTS

    You will receive copies of our Annual and Semi-Annual Reports on a regular basis once you become a shareholder. These Reports also are available to you without charge from us. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. It also contains financial statements by the Fund's independent accountants.

HOW TO OBTAIN OUR STATEMENT OF ADDITIONAL INFORMATION


    The Statement of Additional Information ('SAI'), which is referenced in this prospectus is available to you without charge from us. You may visit the SEC's Internet Website (http://www.sec.gov) to view the SAI and other information. Also, you can obtain copies of the SAI by sending your request and fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You also may review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at (202) 551-8090.


HOW TO REACH FIRST EAGLE VARIABLE FUNDS

    You can send all requests for information or transactions to:

                       First Eagle Variable Funds
                       1345 Avenue of the Americas
                       New York, NY 10105

    You can contact us by telephone at (800) 747-2008

DISTRIBUTOR

FIRST EAGLE FUNDS DISTRIBUTORS, A DIVISION OF ASB SECURITIES LLC
1345 Avenue of the Americas
New York, NY 10105

ADVISER

ARNHOLD AND S. BLEICHROEDER ADVISERS, LLC
1345 Avenue of the Americas
New York, NY 10105

Investment Company Act File Number: 811-09092

                      STATEMENT OF ADDITIONAL INFORMATION


                       FIRST EAGLE OVERSEAS VARIABLE FUND
                     A SERIES OF FIRST EAGLE VARIABLE FUNDS
                                 APRIL 30, 2006

                              -------------------

                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                                 (212) 698-3000

                              -------------------

                   ARNHOLD AND S. BLEICHROEDER ADVISERS, LLC
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                               INVESTMENT ADVISER

                        FIRST EAGLE FUNDS DISTRIBUTORS,
                       A DIVISION OF ASB SECURITIES, LLC
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105
                                  DISTRIBUTOR

                              -------------------

    This Statement of Additional Information provides information about First Eagle Overseas Variable Fund (the 'Fund'), a separate portfolio of First Eagle Variable Funds (the 'Trust'), an open-end management investment company, in addition to the information contained in the Prospectus of the Fund dated
April 30, 2006. This Statement of Additional Information is not a prospectus. It relates to and should be read in conjunction with the Prospectus of the Trust, a copy of which can be obtained by writing or by calling the Trust at
(800) 747-2008.


    Certain disclosures, including the Fund's financial statements and the notes thereto, have been incorporated by reference into this Statement of Additional Information from the Trust's annual reports. For a free copy of the annual report, please call (800) 747-2008.

                              -------------------

                                 APRIL 30, 2006

                               TABLE OF CONTENTS


                                                              STATEMENT OF
                                                               ADDITIONAL
                                                              INFORMATION
                                                                  PAGE
                                                              ------------
Organization of the Fund....................................        1
Investment Objective, Policies and Restrictions.............        2
Management of the Trust.....................................       11
Investment Advisory and Other Services......................       20
Portfolio Manager...........................................       20
Conflicts of Interest.......................................       24
Voting of Proxies...........................................       25
Distribution of the Fund's Shares...........................       26
Computation of Net Asset Value..............................       28
Disclosure of Portfolio Holdings............................       29
How to Purchase Shares......................................       30
Tax Status..................................................       30
Portfolio Transactions and Brokerage........................       34
Fund Shares.................................................       35
Custody of Portfolio........................................       36
Independent Registered Public Accounting Firm...............       36
Financial Statements........................................       36
Appendix....................................................      A-1

                            ORGANIZATION OF THE FUND

    First Eagle Overseas Variable Fund (the 'Fund') is a separate portfolio of First Eagle Variable Funds (the 'Trust'), an open-end management investment company that was originally incorporated under the laws of Maryland in September 1995 and reorganized as a statutory trust under the laws of Delaware in April 2004. In its prior format as a Maryland corporation, the Trust operated under the names 'First Eagle SoGen Variable Funds, Inc.' and (prior to
December 31, 1999) 'SoGen Variable Funds, Inc.' The Trust's investment adviser is Arnhold and S. Bleichroeder Advisers, LLC ('ASB Advisers' or the 'Adviser'), a registered investment adviser. The Trust's distributor is First Eagle Funds Distributors, a division of ASB Securities LLC ('First Eagle Distributors'), a registered broker-dealer located in New York City. Both ASB Advisers and ASB Securities LLC are wholly owned subsidiaries of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), a privately owned holding company organized under the laws of New York.

    Pursuant to the laws of Delaware, the Trust's state of formation, the Board of Trustees of the Trust has adopted By-Laws that do not require annual meetings of the Fund's shareholders. The absence of a requirement that the Trust hold annual meetings of the Fund's shareholders reduces its expenses. Meetings of shareholders will continue to be held when required by the Investment Company Act of 1940, as amended (the 'Investment Company Act') or Delaware law or when called by the Chairman of the Board of Trustees, the President or shareholders owning 10% of the Fund's outstanding shares. The cost of any such notice and meeting will be borne by the Fund.

    Under the provisions of the Investment Company Act, a vacancy on the Board of Trustees of the Trust may be filled between meetings of the shareholders of the Trust by vote of the trustees then in office if, immediately after filling such vacancy, at least two-thirds of the trustees then holding office have been elected to the office of trustee by the shareholders of the Trust. In the event that at any time less than a majority of the trustees of the Trust holding office at that time were elected by the shareholders of the Trust, the Board of Trustees or the Chairman of the Board shall, within sixty days, cause a meeting of shareholders to be held for the purpose of electing trustees to fill any vacancies in the Board of Trustees.

    The staff of the Securities and Exchange Commission has advised the Trust that it interprets Section 16(c) of the Investment Company Act, which provides a means for dissident shareholders of common-law trusts to communicate with other shareholders of such trusts and to vote upon the removal of trustees upon the request in writing by the record holders of not less than 10% of the outstanding shares of the trust, to apply to investment companies, such as the Fund, that are organized under Delaware law.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE

    The Fund, which is a diversified portfolio, seeks long-term growth of capital. The Fund uses the techniques and invests in the types of securities described below and in the Prospectus.


    Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies. Among other differences, the Fund has tended to hold a more concentrated securities portfolio than has First Eagle Overseas Fund, which may make the Fund more susceptible to fluctuations in value than First Eagle Overseas Fund.


INVESTMENT POLICIES, TECHNIQUES AND RISKS

    Foreign Securities. The Fund will invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDR's are designed for use in the U.S. and European securities markets. The Fund may invest in both 'sponsored' and 'unsponsored' ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

    With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See also the discussion under 'Currency Exchange Transactions.')

    Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

    Although the Fund seeks to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

    Currency Exchange Transactions. A currency exchange transaction by the Fund may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ('Forward Contract') or other cash management position. A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than a one-year period, but may be renewed.

    Currency exchange transactions may involve currencies of the different countries in which the Fund may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, the Fund's currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated.

    If the Fund enters into a Forward Contract, the custodian bank will, to the extent required (i.e., to the extent that the Forward Contract is not otherwise covered), segregate liquid assets of the Fund having a value equal to the Fund's commitment under such Forward Contract. At the maturity of a Forward Contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

    If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

    Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

    Lower-Rated Debt Securities. The Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ('S&P') or Ba or lower by Moody's Investors Service, Inc. ('Moody's'), commonly called 'junk bonds') and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category, except that the Fund will not invest more than 20% of its assets in securities rated below investment grade or unrated securities considered by the investment adviser to be of comparable credit quality.

    Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. See 'Computation of Net Asset Value.' Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

    Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

    A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

    Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through registered investment companies either U.S. or foreign. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and 'qualified purchaser' investment companies.

    Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgment of the Adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

    'When-Issued' or 'Delayed Delivery' Securities. The Fund may purchase securities on a 'when-issued' or 'delayed delivery' basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as assets and are marked-to-market daily. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable. At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, to the extent required, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the Fund's custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

    Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are 'accepted' by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.


    Making Loans. The Fund may purchase or sell loans or other direct debt instruments, including loan participations. Investing directly in loans or other direct debt instruments exposes the Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investment in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary.



    Arbitrage Transactions. The Fund also may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Fund will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. The Fund will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade.


    Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Fund may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

    Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

    Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ('restricted securities').

    Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the '1933 Act'). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

    Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Directors of the Fund, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

    Private Investment Funds. The Fund may invest to a limited extent in private investment funds. Such funds are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds typically do not disclose the contents of their portfolios, which may make it difficult for the Fund to independently verify the value of an investment in a private investment fund. In addition, the Fund typically will not be able to withdraw an investment in a private investment fund except at certain designated times, presenting the risk that the Fund would not be able to withdraw from a private investment fund as soon as desired, especially during periods of volatility in markets in which such a private investment fund invests. Investments in private investment funds generally will be subject to the Fund's limitations on investments in 'illiquid securities,' as described immediately above.

    Futures and Options on Futures. The Fund may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, the Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. Engaging in these types of transactions is a speculative activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant 'built in' leverage and can be entered into with relatively small 'margin' commitments relative to the resulting investment exposure. Futures contracts and similar 'derivative' instruments are also subject to the risk of default by the counterparties to the contracts.

    The Fund may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than U.S. markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission ('CFTC').

    Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the investment adviser's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

    Positions of the SEC and its staff may require the Fund to segregate liquid assets in connection with its options and commodities (futures) transactions in an amount generally equal to the value of the underlying option or commodity. The segregation of these assets will have the effect of limiting the investment adviser's ability otherwise to invest those assets. Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. As a general matter, the investment adviser intends to conduct the operations of the Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974, as amended, in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund.


    Commodities and Commodity Contracts. The Fund may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered 'commodities' under the federal commodities laws). Investing in precious metals in this manner carries risks, as described below under 'Risks of Investing in Gold.' The Fund also may invest in instruments related to precious metals, including securities of precious metal finance and operating companies.



    Risks of Investing in Gold. The price of gold has been subject to substantial upward and downward price movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing or dealing in gold, and, accordingly, the value of the Fund's investments in such securities also may be affected.



    In addition to investing in precious metal finance and operating companies, the Fund may also invest directly in precious metals (such as gold bullion) or purchase or sell contracts for their future delivery ('futures contracts,' the risks of which are described above under 'Futures and Options on Futures'). The risks related to investing in precious metals directly are similar to those of investing in precious metal finance and operating companies, as described in the Fund's Prospectus. There are, however, additional considerations related to such direct precious metal investments, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold, whether in physical form or book account, results in no income being derived from such holding, unlike securities which may pay dividends or make other current payments. In addition, income derived from trading in gold must be closely monitored to avoid potentially negative tax consequences. Although the Fund has contractual protections with respect to the credit risk of its custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. Finally, although not currently anticipated, if gold in the future were held in book account, it would involve risks of the credit of the party holding the gold.

    Change of Objective. The investment objective of the Trustees is not a fundamental policy and, accordingly, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective.

INVESTMENT RESTRICTIONS

    In pursuing its investment objective, the Fund will not:

    1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;

    2. Borrow money except that in exceptional circumstances the Fund may borrow from banks for temporary purposes, provided that such borrowings shall be unsecured and may not exceed 10% of the Fund's net assets at the time of the borrowing (including the amount borrowed). The Fund will not purchase securities while borrowings exceed 5% of its total assets;

    3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry other than U.S. Government Securities;

    4. Make direct loans, but this restriction shall not prevent the Fund from
       (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) buying loans (or portions of them), or other direct debt instruments including loan participations, originated by another party or parties with respect to corporate borrowers, or (c) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*

    5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire 'restricted' securities which, in the event of a resale, might be required to be registered under the 1933 Act on the grounds that the Fund could be regarded as an underwriter as defined by the 1933 Act with respect to such resale;

    6. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments (however, the Fund may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws);

    7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

    8. Make margin purchases of securities, except for the use of such short-term credits as are needed for clearance of transactions;

    9. Sell securities short or maintain a short position, except short sales against-the-box.


    Restrictions 1 through 9 above (except the portions in parentheses) are 'fundamental,' which means that they cannot be changed without the vote of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act as the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund's outstanding shares). In addition, the Fund is subject to a number of restrictions that may be changed by the Board of Trustees without shareholder approval. Under those non-fundamental restrictions, the Fund will not:


    a. Invest in companies for the purpose of management or the exercise of control;

---------
*The Fund has no present intention of lending its portfolio securities.

    b. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

    c. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

    d. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales;

    e. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments (however, the Fund may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws); and


    f. Purchase or sell put and call options on securities or on futures contracts (except as permitted in respect of commodities or described in paragraph e. immediately above).


    Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

PERFORMANCE


    Total Return. From time to time the Fund will advertise its average annual total return. Quotations of average annual returns for the Fund will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:
P(1+T)'pp'(n)=ERV (where P = a hypothetical initial payment of $1000, T = the average annual return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1000 payment made at the beginning of the period).
This calculation assumes deduction of a proportional share of Fund expenses on an annual basis and assumes reinvestment of all income dividends and capital gains distributions during the period. During the one year period ended
December 31, 2005, the Fund's average annual rate of return was 21.46%. Under the same assumptions, during the five year period ended December 31, 2005 an investment in the Fund would have increased at an average annual compounded rate of return of 23.80%.


    Comparison of Portfolio Performance. From time to time, the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron's, Business Week, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Morningstar Mutual Funds, Smart Money, The Wall Street Journal or Worth. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its shares. Quotations of total return for the Fund will not take into account charges and deductions against any separate accounts to which the Fund shares are sold or charges and deductions against the pertinent variable life insurance and variable annuity contracts ('Variable Contracts'). The Fund's total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the separate accounts or the Variable Contracts.

    Portfolio Turnover. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever appropriate, in the investment adviser's view, to achieve the Fund's investment objective. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio securities (excluding short-term U.S. government obligations and short-term investments) owned by the Fund during the particular fiscal year. Although higher portfolio turnover rates are likely to result in higher brokerage commissions paid by the Fund, portfolio turnover is not a limiting factor when management deems portfolio changes appropriate to achieve the Fund's stated objective.

                            MANAGEMENT OF THE TRUST

    The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Trustees.

    Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust's Board of Trustees are not 'interested persons' as that term is defined in the Investment Company Act.

                            INDEPENDENT TRUSTEES(1)



                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                                   TERM OF                              THE FUND              OTHER
                                  POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                                   HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
NAME, DATE OF BIRTH AND ADDRESS    THE TRUST     TIME SERVED    DURING PAST 5 YEARS      TRUSTEE         HELD BY TRUSTEE
-------------------------------    ---------     -----------    -------------------      -------         ---------------
Lisa Anderson                    Trustee        December        James T. Shotwell          6         Chair, Social
  1345 Avenue of the                            2005 to         Professor of                         Science Research
  Americas                                      present         International                        Council; Member,
  New York, New York                                            Relations and                        American Political
  10105                                                         Dean, School of                      Science
  (born October 1950)                                           International and                    Association;
                                                                Public Affairs,                      Member, Carnegie
                                                                Columbia                             Council on Ethics
                                                                University                           and International
                                                                                                     Affairs; Member
                                                                                                     Emerita, Human
                                                                                                     Rights Watch;
                                                                                                     Member, Carnegie
                                                                                                     Council on Ethics
                                                                                                     and International
                                                                                                     Affairs; Trustee,
                                                                                                     First Eagle Funds
                                                                                                     (5 portfolios)

Candace K. Beinecke ......       Trustee        December        Chair, Hughes              6         Director, ALSTOM;
  One Battery Park Plaza         (Chair)        1999 to         Hubbard & Reed                       Director, Partnership
  New York, New York 10004                      present                                              for New York City;
  (born December 1946)                                                                               Director, Merce
                                                                                                     Cunningham Dance
                                                                                                     Foundation, Inc.;
                                                                                                     Director, Rockefeller
                                                                                                     Financial Services,
                                                                                                     Inc.; Director,
                                                                                                     Rockefeller & Company,
                                                                                                     Inc.; Trustee, First
                                                                                                     Eagle Funds
                                                                                                     (5 portfolios)


                                                  (table continued on next page)

(table continued from previous page)



                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                                   TERM OF                              THE FUND              OTHER
                                  POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                                   HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
NAME, DATE OF BIRTH AND ADDRESS    THE TRUST     TIME SERVED    DURING PAST 5 YEARS      TRUSTEE         HELD BY TRUSTEE
-------------------------------    ---------     -----------    -------------------      -------         ---------------
Jean D. Hamilton ...........     Trustee        March 2003 to   Private Investor/          6         Director, RenaissanceRe
  1345 Avenue of the Americas                   present         Independent                          Holdings Ltd; Member,
  New York, New York                                            Consultant; Member,                  The University of
  10105                                                         Brock Capital Group                  Chicago Council on the
  (born January 1947)                                           LLC; prior to                        Graduate School of
                                                                November 2002, Chief                 Business; Director,
                                                                Executive Officer,                   Four Nations; Trustee,
                                                                Prudential                           First Eagle Funds
                                                                Institutional, and                   (5 portfolios)
                                                                Executive Vice
                                                                President,
                                                                Prudential
                                                                Financial, Inc.;
                                                                prior to November
                                                                1998, various
                                                                executive positions
                                                                within the
                                                                Prudential
                                                                organization

William M. Kelly ...........     Trustee        December 1999   President, Lingold         6         Trustee, New York
  500 Fifth Avenue,                             to present      Associates                           Foundation; Treasurer
  50th Floor                                                                                         and Trustee, Black Rock
  New York, New York 10110                                                                           Forest Consortium;
  (born February 1944)                                                                               Trustee, St. Anselm
                                                                                                     College; Trustee, First
                                                                                                     Eagle Funds
                                                                                                     (5 portfolios)

Paul J. Lawler .............     Trustee        March 2002 to   Vice President --          6         Director, Junior
  One Michigan Avenue East                      present         Investments and                      Achievement of
  Battle Creek, Michigan                                        Chief Investment                     Southwest Michigan;
  49017                                                         Officer, W.K.                        Finance Committee
  (born May 1948)                                               Kellogg Foundation;                  Member, Battle Creek
                                                                prior to June 1997,                  Community Foundation;
                                                                Vice President for                   Custody Advisory
                                                                Finance, Rensselaer                  Committee Member, The
                                                                Polytechnic                          Bank of New York;
                                                                Institute                            Trustee, First Eagle
                                                                                                     Funds (5 portfolios)


                                                  (table continued on next page)

(table continued from previous page)

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                                   TERM OF                              THE FUND              OTHER
                                  POSITION(S)   OFFICE(2) AND        PRINCIPAL           COMPLEX         DIRECTORSHIPS/
                                   HELD WITH      LENGTH OF        OCCUPATION(S)       OVERSEEN BY        TRUSTEESHIPS
NAME, DATE OF BIRTH AND ADDRESS    THE TRUST     TIME SERVED    DURING PAST 5 YEARS      TRUSTEE         HELD BY TRUSTEE
-------------------------------    ---------     -----------    -------------------      -------         ---------------
Dominique M. Raillard ......     Trustee        September       Independent                6         Trustee, First Eagle
  15 Boulevard Delessert                        1995 to         Consultant/ Private                  Funds (5 portfolios)
  75016 Paris France                            present         Investor; prior to
  (born June 1938)                                              December 2001,
                                                                Managing Director of
                                                                Act 2 International
                                                                (Consulting)

---------

(1) Trustees who are not 'interested persons' of the Trust as defined in the Investment Company Act.

(2) The term of office of each Trustee expires on his/her 70th birthday.


                             INTERESTED TRUSTEES(1)


                                                                                        NUMBER OF
                                                 TERM OF                              PORTFOLIOS IN
                                                OFFICE(2)                               THE FUND            OTHER
                                  POSITION(S)   AND LENGTH          PRINCIPAL            COMPLEX        DIRECTORSHIPS/
                                   HELD WITH     OF TIME          OCCUPATION(S)        OVERSEEN BY       TRUSTEESHIPS
NAME, DATE OF BIRTH AND ADDRESS    THE TRUST      SERVED       DURING PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE
-------------------------------    ---------      ------       -------------------       -------       ---------------
John P. Arnhold(3) .........     President;     December     Co-President, Co-CEO          6         Director, Arnhold
  1345 Avenue of the Americas    Trustee        1999 to      and Director, Arnhold                   Ceramics; Director,
  New York, New York 10105                      present      and S. Bleichroeder                     The Arnhold
  (born December 1953)                                       Holdings, Inc.;                         Foundation;
                                                             Chairman, CEO and                       Director, The Mulago
                                                             Director, Arnhold and                   Foundation;
                                                             S. Bleichroeder                         Director, Hanseatic
                                                             Advisers, LLC and ASB                   Asset Management
                                                             Securities LLC; prior                   LBG; Trustee,
                                                             to March 2005,                          Trinity Episcopal
                                                             President and Director,                 Schools Corp.;
                                                             Natexis Bleichroeder,                   Trustee, Vassar
                                                             Inc. and Natexis                        College; Trustee,
                                                             Bleichroeder UK                         Sports and Arts in
                                                                                                     Schools Foundation;
                                                                                                     Trustee, Jazz at
                                                                                                     Lincoln Center;
                                                                                                     President and
                                                                                                     Trustee, First Eagle
                                                                                                     Funds (5 portfolios)


                                                  (table continued on next page)

(table continued from previous page)


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                   TERM OF                                 THE FUND            OTHER
                                  POSITION(S)   OFFICE(2) AND          PRINCIPAL            COMPLEX        DIRECTORSHIPS/
                                   HELD WITH      LENGTH OF          OCCUPATION(S)        OVERSEEN BY       TRUSTEESHIPS
NAME, DATE OF BIRTH AND ADDRESS    THE TRUST     TIME SERVED      DURING PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE
-------------------------------    ---------     -----------      -------------------       -------       ---------------
James E. Jordan(4) ..........    Trustee        December 1999   Private Investor and          6         Director, Leucadia
  1345 Avenue of the Americas                   to present      Independent Consultant;                 National
  New York, New York 10105                                      prior to July 2005,                     Corporation;
  (born April 1944)                                             Managing Director,                      Director, Empire
                                                                Arnhold and                             Insurance Company;
                                                                S. Bleichroeder                         Director, JZ Equity
                                                                Advisers, LLC and                       Partners, Plc. (a UK
                                                                Director, ASB                           investment trust
                                                                Securities LLC and ASB                  company); Director,
                                                                Advisers UK, Limited;                   Florida East Coast
                                                                prior to July 2002,                     Industries;
                                                                private investor and                    Director, Columbia
                                                                consultant to The                       University School of
                                                                Jordan Company (private                 International and
                                                                investment banking                      Public Affairs;
                                                                firm) since June 1997.                  Chairman's Council,
                                                                                                        Conservation
                                                                                                        International;
                                                                                                        Trustee, First Eagle
                                                                                                        Funds (5 portfolios)


---------


(1) Trustees who are 'interested persons' of the Trust as defined in the Investment Company Act.


(2) The term of office of each Trustee expires on his/her 70th birthday.


(3) Mr. Arnhold is an Interested Trustee because he is an officer and director of the Trust's investment adviser and principal underwriter.



(4) The Trust has determined to consider Mr. Jordan as an Interested Trustee because of his prior affiliation with the Trust's investment adviser and principal underwriter. (He is not, however, an 'interested person' of the Trust within the meaning of the Investment Company Act.)


                                    OFFICERS

                                      POSITION(S)    TERM OF OFFICE
                                       HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, DATE OF BIRTH AND ADDRESS       THE TRUST     TIME SERVED (1)     DURING PAST FIVE (5) YEARS
 -------------------------------       ---------     ---------------     --------------------------
John P. Arnhold ..................  President;       December 1999    See table on preceding page
  1345 Avenue of the Americas       Trustee          to present       related to Interested Trustees
  New York, New York 10105
  (born December 1953)


                                                  (table continued on next page)

(table continued from previous page)


                                      POSITION(S)    TERM OF OFFICE
                                       HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, DATE OF BIRTH AND ADDRESS       THE TRUST     TIME SERVED (1)     DURING PAST FIVE (5) YEARS
 -------------------------------       ---------     ---------------     --------------------------
Charles de Vaulx .................  Senior Vice      December 1999    Senior Vice President, Arnhold
  1345 Avenue of the Americas       President        to present       and S. Bleichroeder Advisers,
  New York, New York 10105          (portfolio       (with portfolio  LLC; Senior Vice President, First
  (born October 1961)               manager)         management       Eagle Funds; Chief Investment
                                                     responsibility   Officer, Global Value Group (a
                                                     since            department of Arnhold and
                                                     commencement of  S. Bleichroeder Advisers, LLC)
                                                     investment       since January 2005; Senior Vice
                                                     operations in    President, Societe Generale Asset
                                                     February 1997)   Management Corp. since 1998,
                                                                      Associate Portfolio Manager from
                                                                      December 1996, Securities
                                                                      Analyst, prior to December 1996

Robert Bruno .....................  Chief            December 1999    Senior Vice President, Arnhold
  1345 Avenue of the Americas       Operations and   to present       and S. Bleichroeder Advisers,
  New York, New York 10105          Financial                         LLC; Chief Compliance Officer and
  (born June 1964)                  Officer                           Senior Vice President, ASB
                                                                      Securities LLC; Chief Operations
                                                                      and Financial Officer, First
                                                                      Eagle Funds

Mark D. Goldstein ................  Chief            February 2005    General Counsel, Chief Compliance
  1345 Avenue of the Americas       Compliance       to present       Officer, Senior Vice President
  New York, New York 10105          Officer                           and Secretary, Arnhold and S.
  (born October 1964)                                                 Bleichroeder Advisers, LLC;
                                                                      General Counsel and Secretary of
                                                                      Arnhold and S. Bleichroeder
                                                                      Holdings, Inc., and Chief
                                                                      Compliance Officer, First Eagle
                                                                      Funds from February 2005; Senior
                                                                      Counsel and Chief Compliance
                                                                      Officer, MacKay Shields LLC from
                                                                      April 2004; Senior Associate
                                                                      General Counsel, UBS Financial
                                                                      Services, Inc. from May 1998

Suzan J. Afifi ...................  Vice President   December 1999    Vice President, Arnhold and
  1345 Avenue of the Americas       and Secretary    to present       S. Bleichroeder Advisers, LLC;
  New York, New York 10105                                            Vice President, ASB Securities
  (born October 1952)                                                 LLC; Vice President and
                                                                      Secretary, First Eagle Funds

Stefanie Spritzler ...............  Vice President   May 2000 to      Vice President, Arnhold and S.
  1345 Avenue of the Americas       and Treasurer    present          Bleichroeder Advisers, LLC; Vice
  New York, New York 10105                                            President, ASB Securities LLC;
  (born July 1973)                                                    Vice President and Treasurer,
                                                                      First Eagle Funds


                                                  (table continued on next page)

(table continued from previous page)



                                       POSITION      TERM OF OFFICE
                                       HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, DATE OF BIRTH AND ADDRESS       THE TRUST     TIME SERVED (1)     DURING PAST FIVE (5) YEARS
 -------------------------------       ---------     ---------------     --------------------------
Edwin S. Olsen ...................  Vice President   November 2000    Vice President Arnhold and
  1345 Avenue of the Americas                        to present       S. Bleichroeder Advisers, LLC;
  New York, New York 10105                                            Vice President, First Eagle
  (born September 1939)                                               Funds; Vice President, SG Cowen
                                                                      Securities Corp. from prior to
                                                                      1999

Michael Luzzatto .................  Assistant Vice   December 2004    Vice President, Arnhold and S.
  1345 Avenue of the Americas       President        to present       Bleichroeder Advisers, LLC; Vice
  New York, New York 10105                                            President, ASB Securities LLC;
  (born April 1977)                                                   Assistant Vice President, First
                                                                      Eagle Funds from December 2004

Winnie Chin ......................  Assistant        March 2001 to    Assistant Vice President, Arnhold
  1345 Avenue of the Americas       Treasurer        present          and S. Bleichroeder Advisers,
  New York, New York 10105                                            LLC; Assistant Treasurer, First
  (born July 1974)                                                    Eagle Funds

Philip Santopadre ................  Assistant        September 2005   Assistant Vice President, Arnhold
  1345 Avenue of the Americas New   Treasurer        to present       and S. Bleichroeder Advisers,
  York, New York 10105 (born                                          LLC; Assistant Treasurer, First
  August 1977)                                                        Eagle Funds; Senior Accountant,
                                                                      Bank of New York from prior to
                                                                      July 2001


---------


(1) The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust (or its predecessor entities), although various positions may have been held during the period.


    The following table describes the standing committees of the Board of Trustees of the Trust.


                                                                                 NUMBER OF COMMITTEE
                                                                                   MEETINGS IN THE
   COMMITTEE NAME                  MEMBERS                     FUNCTION(S)        LAST FISCAL YEAR
   --------------                  -------                     -----------        ----------------
Audit Committee        Jean D. Hamilton                   Reviews the contract            5
                       William M. Kelly                   between the Trust and
                       Paul J. Lawler (Chair)             its independent
                                                          registered public
                                                          accounting firm (in
                                                          this regard, assists
                                                          the Board in
                                                          selecting the
                                                          independent
                                                          registered public
                                                          accounting firm and
                                                          is directly
                                                          responsible for
                                                          supervising that
                                                          firm's compensation
                                                          and performance),
                                                          oversees the Trust's
                                                          accounting and
                                                          financial reporting
                                                          policies, procedures
                                                          and internal controls,


                                                  (table continued on next page)

(table continued from previous page)


                                                                                 NUMBER OF COMMITTEE
                                                                                   MEETINGS IN THE
   COMMITTEE NAME                  MEMBERS                     FUNCTION(S)        LAST FISCAL YEAR
   --------------                  -------                     -----------        ----------------

                                                          and acts as liaison to
                                                          the independent
                                                          registered public
                                                          accounting firm; reviews
                                                          and, as appropriate,
                                                          approves in advance
                                                          non-audit services
                                                          provided by the
                                                          independent registered
                                                          public accounting firm
                                                          to the Trust, the
                                                          Adviser, and, in certain
                                                          cases, other affiliates
                                                          of the Trust.

Nominating and         Candace K. Beinecke (Chair)        Nominates new                      4
  Governance           William M. Kelly                   Independent Trustees of
  Committee            Dominique M. Raillard              the Trust. (The
                                                          Nominating Committee
                                                          does not consider
                                                          shareholder
                                                          recommendations.)
                                                          Considers various
                                                          matters relating to the
                                                          governance and
                                                          operations of the Board
                                                          of Trustees, including
                                                          committee structure and
                                                          Trustee compensation.

Valuation Committee    John P. Arnhold                    Sets and recommends                1
                       Jean D. Hamilton                   securities valuation
                                                          policies, supervises the
                                                          Adviser in the valuation
                                                          of Fund assets, and, in
                                                          certain instances,
                                                          values Fund assets
                                                          directly.



    COMPENSATION OF TRUSTEES AND CERTAIN OFFICERS. The Trust makes no payments to any of its officers for services. However, effective November 1, 2005 those Trustees of the Trust who are not officers or employees of the Adviser or ASB Holdings are paid by the Trust and First Eagle Funds an annual fee of $66,000 and a fee of $3,500 for each in-person meeting and $1,000 (subject to the discretion of the Chair) for each telephonic meeting of the Trust's Board of Trustees, and a fee of $2,000 for each meeting of any Committee of the Board (except the Valuation Committee) that they attend. The Trustees also receive an annual fee of $25,000 for serving as the chair of any standing committee of Trustees. In the case of the Valuation Committee, the corresponding additional annual fee is $5,000 payable to any Independent Trustee member of that committee. Each Independent Trustee attending a Valuation Committee meeting also receives $500 as compensation for attending the particular meeting. The Chair of the Board of Trustees receives an additional annual fee of $66,000 for serving in that position. Such fees are allocated, generally, between the Trust and First Eagle Funds on a pro rata basis in relationship to their relative net assets. Each Trustee is reimbursed by the Trust for any expenses he or she may incur by reason of attending such meetings or in connection with services he or she may perform for the Trust. During the fiscal year ended December 31, 2005, an aggregate of $5,719 was paid, accrued or owed for Trustees' fees and expenses by the Trust.



    The following table sets forth information regarding compensation of Trustees by the Trust and by the fund complex of which the Trust is a part for the fiscal year ended December 31, 2005. Officers of the Trust and Interested Trustees (except Mr. Jordan as shown below) do not receive any compensation from the Trust or any other fund in the fund complex which is a U.S. registered investment company.



                               COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 2005



                                                                                              TOTAL
                                                                PENSION OR                 COMPENSATION
                                                                RETIREMENT                 PAID OR OWED
                                                  AGGREGATE      BENEFITS    ESTIMATED         FROM
                                                 COMPENSATION    ACCRUED       ANNUAL     REGISTRANT AND
                                                   PAID OR      AS PART OF    BENEFITS     FUND COMPLEX
                                                  OWED FROM        FUND         UPON         PAID TO
NAME OF PERSON, POSITION                          REGISTRANT     EXPENSES    RETIREMENT    TRUSTEES***
------------------------                          ----------     --------    ----------    -----------
Lisa Anderson*.................................     $   81         N/A          N/A          $  1,113
John P. Arnhold, Trustee**.....................     $    0         N/A          N/A          $      0
Candace K. Beinecke, Trustee...................     $1,443         N/A          N/A          $120,302
Jean D. Hamilton, Trustee......................     $  886         N/A          N/A          $ 97,227
James E. Jordan, Trustee**.....................     $  423         N/A          N/A          $ 29,833
William M. Kelly, Trustee......................     $  880         N/A          N/A          $ 87,000
Paul J. Lawler, Trustee........................     $  999         N/A          N/A          $ 90,303
Dominique M. Raillard, Trustee.................     $  796         N/A          N/A          $ 73,000


---------


 * Ms. Anderson joined the Board of Trustees in December 2005.



 ** Interested Trustee or considered as such as described previously.



*** For this purpose, the fund complex consists of the First Eagle Overseas
    Variable Fund and the five portfolios of First Eagle Funds (Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund and the First Eagle Fund of America). The number in parentheses indicates the total number of other boards in the fund complex on which the Trustee served as of December 31, 2005.



    ADDITIONAL INFORMATION REGARDING THE TRUSTEES. The following table sets forth information as of December 31, 2005 regarding ownership by the Trustees of the Trust of equity securities of the Trust or any other fund in the same fund complex for which each is also a director or trustee. ('Fund complex' has the same meaning as in the footnote to the table above.) Dollar ranges of ownership are indicated as follows: A = None; B = $1 to $10,000; C = $10,001 to $50,000;
D = $50,001 to $100,000; E = over $100,000.


                              INDEPENDENT TRUSTEES


                              DOLLAR RANGE OF OWNERSHIP OF EQUITY  AGGREGATE OWNERSHIP OF EQUITY SECURITIES
                                 SECURITIES IN THE FUND AS OF      IN ALL FUNDS OVERSEEN BY TRUSTEE IN THE
            NAME                       DECEMBER 31, 2005             FUND COMPLEX AS OF DECEMBER 31, 2005
            ----                       -----------------             ------------------------------------
Lisa Anderson*..............                 A                                      A
Candace K. Beinecke**.......                 A                                      E
Jean D. Hamilton............                 A                                      E
William M. Kelly............                 A                                      E
Paul J. Lawler..............                 A                                      E
Dominique M. Raillard.......                 A                                      E


---------


 * Ms. Anderson joined the Board of Trustees in December 2005.



** These amounts include holdings as to which Ms. Beinecke has disclaimed beneficial interest.

                              INTERESTED TRUSTEES

                              DOLLAR RANGE OF OWNERSHIP OF EQUITY  AGGREGATE OWNERSHIP OF EQUITY SECURITIES
                                 SECURITIES IN THE FUND AS OF      IN ALL FUNDS OVERSEEN BY TRUSTEE IN THE
            NAME                       DECEMBER 31, 2005             FUND COMPLEX AS OF DECEMBER 31, 2005
            ----                       -----------------             ------------------------------------
John P. Arnhold.............                   A                                      E
James E. Jordan.............                   A                                      E


    Since January 1, 2005, none of the Independent Trustees who is a trustee of another investment company whose adviser and principal underwriter are ASB Advisers and First Eagle Distributors, respectively (i.e., First Eagle Funds), has held any other position with (i) the Trust (other than as a Trustee),
(ii) an investment company having the same adviser or principal underwriter as the Fund or an adviser or principal underwriter that controls, is controlled by, or is under common control with the Adviser or First Eagle Distributors (other than as a Trustee), (iii) the Adviser, First Eagle Distributors or other affiliate of the Trust, or (iv) any person controlling, controlled by or under common control with the Adviser or First Eagle Distributors. Also since
January 1, 2005, none of these individuals owns, beneficially or of record, securities issued by (i) the Adviser or First Eagle Distributors or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or First Eagle Distributors. Finally, none of these individuals or their immediate family members has an interest in a transaction with a 'related person' of the company. A 'related person' is (i) an executive officer of the Trust, (ii) an investment company having the same adviser or principal underwriter as the Fund or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser or First Eagle Distributors, (iii) an executive officer of such an investment company, (iv) the Adviser or First Eagle Distributors, (v) an executive officer of the Adviser or First Eagle Distributors, (vi) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or First Eagle Distributors, or
(vii) an executive officer of a person described in clause (vi) above.


    The Trust, the Adviser, and its principal distributor, First Eagle Distributors, have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. This code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund, with certain exceptions.


    As of March 31, 2006, to the knowledge of the Trust, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of beneficial interest of the Fund. As of March 31, 2006, to the knowledge of the Trust, the following entities held 5% or more of the Fund's shares of beneficial interest (share ownership shown below is record ownership):



                      NAME AND ADDRESS                            % OF SHARES
                       HELD OF RECORD                            HELD OF RECORD
                       --------------                            --------------
Sun Life Financial-Futurity NY .............................         78.86%
Retirement Products & Services
PO Box 9134
Wellesley Hills, MA 02481 - 9134

Indianapolis Life Insurance Co. ............................          6.65%
2960 N Meridian St Box 7149
Indianapolis, IN 46208 - 4798

Valley Forge Variable Annuity ..............................          6.56%
100 CNA Drive
Nashville, TN 37214 - 9134


Each of these identified Shareholders holds a significant interest in the Fund and, as such, may have the ability to influence or decide the outcome of matters considered by a vote among Shareholders.

    While the Trust is a Delaware statutory trust, certain of its Trustees and officers are non-residents of the United States and may have all, or a substantial part, of their assets located outside the United States. As a result, it may be difficult for U.S. investors to effect service of process upon such non-U.S. Trustees or officers within the United States or effectively to enforce judgments of courts of the United States predicated upon civil liabilities of such officers or Trustees under the federal securities laws of the United States.

                     INVESTMENT ADVISORY AND OTHER SERVICES


THE ADVISER


    As described in the Trust's Prospectus, ASB Advisers is the Trust's investment adviser and, as such, manages the Fund's portfolio. ASB Advisers is a wholly owned subsidiary of ASB Holdings, a privately owned holding company. The Adviser's primary offices are located at 1345 Avenue of the Americas, New York, NY 10105.

    Under its investment advisory contract with the Trust, which became effective December 31, 1999, ASB Advisers furnishes the Trust with investment advice consistent with the Fund's stated investment objective. Prior to December 31, 1999, the Fund had an advisory contract with Societe Generale Asset Management Corp. ('SGAM Corp.'). ASB Advisers also furnishes the Trust with office space and certain facilities required for the business of the Fund, and statistical and research data, and pays any expenses of the Trust's officers. In return, the Fund pays ASB Advisers a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets. This annual fee rate is higher than the rate of fees paid by most U.S. mutual funds. The Trust believes, however, that the advisory fee rate is not higher than the rate of fees paid by most other mutual funds that invest significantly in foreign equity securities.


    For the fiscal years ended December 31, 2005 and 2004, the Fund paid investment advisory fees to the Adviser in the amount of $1,426,366 and $1,150,675, respectively. The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with the agreement between them, the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of the value of the Fund's average daily net assets.




    The Advisory Agreement will continue in effect after the end of the initial two-year period from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

PORTFOLIO MANAGER

    Charles de Vaulx, as the sole portfolio manager of the Fund, has primary responsibility for the Fund's day-to-day management. In that capacity he receives significant input and support from a team of analysts. Additional information regarding these analysts is available below.


    The following table provides information as of December 31, 2005 relating to the activities, and investments in the Fund, by the portfolio manager.



                            NUMBER OF
                              OTHER                               NUMBER OF
                           REGISTERED                           OTHER POOLED       NUMBER OF
                           INVESTMENT                            INVESTMENT          OTHER
                            COMPANIES                             VEHICLES          ACCOUNTS
                           MANAGED AND        BENEFICIAL         MANAGED AND      MANAGED AND
                          TOTAL ASSETS       OWNERSHIP OF       TOTAL ASSETS      TOTAL ASSETS
                            FOR SUCH      EQUITY SECURITIES       FOR SUCH          FOR SUCH
   PORTFOLIO MANAGER        ACCOUNTS*       IN THE FUND**         ACCOUNTS          ACCOUNTS
   -----------------        ---------       -------------         --------          --------
Charles de Vaulx.......  4 accounts with          $0           3 accounts with  9 accounts with
                         net assets of                         net assets of    net assets of
                         $26.7 billion                         $2.7 billion     $958.6 million



---------
 * The data provided herein does not include the Fund, whose total net assets as of December 31, 2005 was $209.6 million.


**While Mr. de Vaulx is not invested in the Fund (because he has elected not to invest through a Variable Contract), he has a substantial investment in the First Eagle Overseas Fund, a registered investment company managed by Mr. de Vaulx that follows a strategy similar to the Fund.

    With respect to the accounts identified in the table above, Mr. de Vaulx manages 2 pooled investment vehicles and 2 other accounts with assets totaling $2.2 billion and $191.4 million, respectively, for which the fees are based in part on performance of the accounts. Performance fees for a particular account of the Adviser do not directly accrue, however, to any particular manager, including Mr. de Vaulx.



    As of January 1, 2006, the Adviser's portfolio manager compensation is a combination of salary (generally determined by reference to salaries paid by comparable advisory firms and reflecting a manager's overall responsibilities across all relevant funds and accounts), automatic participation in a company-funded retirement plan (of the type available to other senior executives employed by the Adviser) and a bonus. Mr. de Vaulx earns his bonus in any year that his performance, defined in terms of a blended benchmark consisting of 50% of First Eagle Funds' Global Fund performance and 50% of First Eagle Funds' Overseas Fund performance, exceeds a blended benchmark comprised of 50% of MSCI World Index performance and 50% of MSCI EAFE Index performance, on a rolling nine-year period beginning January 1, 1997. Eligibility for this bonus depends on the performance of the two funds identified in the preceding sentence, which are the two largest accounts managed by Mr. de Vaulx; the Fund's performance is not considered for this purpose. Provided that the 'triggering' eligibility test is satisfied, however, the calculation of the value of Mr. de Vaulx's bonus is intended to reflect his contributions to the success of all funds, including the Fund, and other accounts managed by him or by the relevant investment team (the Adviser refers to these funds and accounts collectively as its 'Global Value Group'). In particular, the value of Mr. de Vaulx's bonus is based in part upon a percentage of the Adviser's overall pre-tax and pre-bonus profits with respect to the Global Value Group as a whole.


    Information relating to conflicts that may be presented by Mr. de Vaulx's management of other mutual fund and non-mutual fund accounts follows the background information relating to other investment professionals employed by the Adviser set forth below.

    Although Mr. de Vaulx is assisted by a team of professionals, which may include research analysts and trading personnel, no other person has final responsibility for Fund investment decisions. In order to provide you with additional information regarding the Adviser, the following table identifies the team of professionals assisting Mr. de Vaulx and provides information regarding their professional backgrounds.

                              POSITION(S) HELD
                                  WITH THE      PRINCIPAL OCCUPATION(S)          AREAS OF
                                  ADVISER         DURING PAST 5 YEARS           SPECIALTY
                                  -------         -------------------           ---------
DIRECTOR OF RESEARCH
Charles de Lardemelle,        Co-Director of    Mr. de Lardemelle joined  Capital goods, hotels,
  CFA.......................  Research and      the Adviser as a          technology, services,
                              Vice President    research analyst in       transportation
                                                October 1996 and in       industries and North
                                                January 2005 became       Asian companies.
                                                Co-Director of Research.
                                                He earned his
                                                post-graduate degree in
                                                Finance at Ecole des
                                                Hautes Etudes
                                                Commerciales du Nord
                                                (EDHEC) in Lille, France
                                                in 1996.

RESEARCH ANALYST
Simon Fenwick...............  Associate         Mr. Fenwick joined the    Gold, industrial,
                              Portfolio         Adviser as a research     utilities, food and
                              Manager (Gold     analyst in March 2003     beverage industries,
                              Fund) and Vice    and in January 2005       and Australian, New
                              President         became Associate          Zealand, Canadian and
                                                Portfolio Manager of the  South African
                                                Gold Fund. As an equity   companies.
                                                research analyst, he
                                                spent two years at SG
                                                Securities and, prior to
                                                that, six years at BNP
                                                Paribas. Mr. Fenwick is
                                                a graduate of Queensland
                                                University and has
                                                completed post-graduate
                                                studies with the
                                                Securities Institute of
                                                Australia.

Alan Barr, CFA..............  Vice President    Mr. Barr joined the       Paper and forest
                                                Adviser as a research     products, chemicals,
                                                analyst in March 2001.    telecommunications,
                                                As an equity research     insurance industries,
                                                analyst, he spent four    Japanese and East
                                                years at PNC Bank         European companies.
                                                and, prior to that,
                                                seven years at
                                                Rittenhouse Financial
                                                Services. Mr. Barr
                                                graduated from Temple
                                                University in 1985 with
                                                an undergraduate degree
                                                in Communications.

                              POSITION(S) HELD
                                  WITH THE      PRINCIPAL OCCUPATION(S)          AREAS OF
                                  ADVISER         DURING PAST 5 YEARS           SPECIALTY
                                  -------         -------------------           ---------
Maureen Levelis, CFA........  Vice President    Ms. Levelis joined the    Banking, real estate,
                                                Adviser in August 1999    and technology-
                                                as a Trading Assistant    hardware/software
                                                and was promoted to       industries and Latin
                                                research analyst in       American and Korean
                                                January 2002. From        companies.
                                                August 1998 to August
                                                1999 Ms. Levelis worked
                                                as a Sales Assistant for
                                                Salomon Smith Barney in
                                                their Private Client
                                                Group. She earned her
                                                undergraduate degree in
                                                Chemistry from Lafayette
                                                College in 1998.

Michael Malafronte..........  Vice President    Mr. Malafronte joined     Oil and gas, media,
                                                the Adviser in July       real estate, financial
                                                2005. He previously       services, retail, and
                                                spent nine years as a     British and German
                                                securities analyst at     companies.
                                                Oppenheimer & Close. He
                                                is a graduate of Babson
                                                College in Wellesley,
                                                Massachusetts.

Thibaut Pizenberg...........  Vice President    Mr. Pizenberg joined the  Automobile, building
                                                Adviser as a research     products/construction,
                                                analyst in August 2001.   and healthcare
                                                As an equity analyst, he  industries and
                                                spent 15 months at SG     Scandinavian
                                                Cowen Asset Management.   companies.
                                                Mr. Pizenberg is a
                                                graduate of Paris
                                                Dauphine University and
                                                has completed his post-
                                                graduate degree in
                                                Corporate Finance at the
                                                European School of
                                                Management (ESCP) in
                                                Paris, France in 2000.

                              POSITION(S) HELD
                                  WITH THE      PRINCIPAL OCCUPATION(S)          AREAS OF
                                  ADVISER         DURING PAST 5 YEARS           SPECIALTY
                                  -------         -------------------           ---------
Edward Dwek.................  Assistant Vice    Mr. Dwek joined the       Airports, energy,
                              President         Adviser in July 2005. He  healthcare, software,
                                                previously worked as an   and Eastern European,
                                                analyst at Bear Stearns   Italian, Dutch,
                                                Asset Management and,     Belgian, Luxemburgish
                                                prior to that, as an      and Austrian
                                                institutional equity      companies.
                                                salesperson at Bear
                                                Stearns. He is a
                                                graduate of Harvard
                                                College and Columbia
                                                Business School.

Anita Krishnamoorthy, CFA...  Assistant Vice    Ms. Krishnamoorthy        Financial
                              President         joined the Adviser as a   institutions, retail,
                                                research analyst          insurance, electronics
                                                in July 2004. Her prior   and agriculture, and
                                                work experience includes  Asian companies.
                                                corporate tax advisory
                                                at
                                                PriceWaterhouseCoopers,
                                                business analyst at
                                                Standard Chartered Bank
                                                and investment banking
                                                at Morgan Stanley. Ms.
                                                Krishnamoorthy earned
                                                her MBA from the Wharton
                                                School, University of
                                                Pennsylvania in 2004.

Vinodh Nalluri..............  Assistant Vice    Mr. Nalluri joined the    Chemicals, shipping &
                              President         Adviser in May 2005. His  shipbuilding,
                                                prior work experience     semiconductors, IT
                                                includes product          services, and Spanish,
                                                development at Texas      Portuguese and Indian
                                                Instruments and equity    companies.
                                                research at Lions Gate
                                                Capital. He earned his
                                                MBA from Columbia
                                                Business School in May
                                                2005.


CONFLICTS OF INTEREST

    Mr. de Vaulx, supported by investment personnel supervised by him, serves as portfolio manager to various investment funds and accounts that may utilize an investment program that is, in whole or in part, substantially similar to that of the Fund, including several that provide for incentive-based compensation to the Adviser. In addition, other personnel employed by the Adviser may manage, currently or in the future, other investment funds or accounts of this nature, including proprietary accounts. Managing multiple funds and accounts presents potential conflicts of interest, primarily in that doing so means a manager's (or a firm's) time and investment ideas cannot be devoted to a single account. Although the Adviser has adopted allocation procedures intended to provide for equitable treatment of all accounts in this respect, it is possible that unforeseen or unusual circumstances may arise requiring case-by-case treatment. The allocation procedures generally contemplate like treatment for like accounts, with exceptions for various special considerations, including an account's tax position, cash management requirements, concentration tolerance or minimum investment size policies.

    Other potential conflicts of interest are presented by Mr. de Vaulx's compensation arrangements described above. His bonus, for example, derives significantly from the Adviser's profits associated with the largest accounts he manages (i.e., First Eagle Global Fund and First Eagle Overseas Fund, each 'retail' rather than 'variable insurance' mutual funds operating under the First Eagle Funds name) and only in a more limited respect from the profits associated with smaller accounts such as the Fund. Additionally, eligibility for the bonus is determined by reference to the performance of those two larger accounts. Conflicts of interest also may be presented by Mr. de Vaulx's maintaining his personal investments in some of the accounts managed by him (such as First Eagle Global Fund and First Eagle Overseas Fund) but not in others (such as the Fund). Each of those factors may present an incentive for Mr. de Vaulx to favor one account at the expense of another. However, as an associated person of the Adviser Mr. de Vaulx is subject at all times to the high ethical conduct standards imposed by the Adviser's code of ethics and the Investment Advisers Act of 1940. The Adviser believes, moreover, that the similarities in investment strategy between the Fund and the First Eagle Overseas Fund (as well as the international portion of First Eagle Global Fund's portfolio) -- together with the allocation procedures described in the preceding paragraph -- mitigate these conflicts.

                               VOTING OF PROXIES

    The Board of Trustees has delegated to the Adviser the authority to vote proxies received by the Fund from the companies in which they invest (for this purpose, the 'portfolio positions'). The Adviser has adopted policies and procedures (the 'Policies') regarding the voting of such proxies, which Policies have been reviewed and approved by the Board of Trustees as appropriate to their management of the Fund's assets. The Policies provide that the Adviser will vote client proxies in a manner that serves the best interest of the client, as determined by the Adviser in its discretion, taking into account relevant factors, including: (i) the impact on returns to be earned by the client;
(ii) alignment of the interests of management of the portfolio position with that of the client, including establishing appropriate incentives for management; (iii) the ongoing relationship between the client and the portfolio positions in which it is invested, including the continued or increased availability of information regarding such position; and (iv) industry and business practices. The Policies also establish guidelines under which the Adviser generally will vote with management of a portfolio position on various routine matters (such as the election of directors/trustees, the appointment of auditors, and establishing the date and place of an annual meeting, among others) but will evaluate non-routine matters (such as compensation plans, changes in investment policies, and changes in voting rights, among others) on a case by case basis. Finally, the Policies provide procedures that address conflicts of interest between the Adviser and a client with respect to voting proxies, which may involve review of a proposed vote by their compliance personnel and, in certain circumstances, will require consultation with the client or its representative (the Board of Trustees, in the case of the Trust). The Adviser may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

    Information regarding the Adviser's proxy-voting record on behalf of the Trust for the most recent twelve-month period ended June 30 is available by calling the Trust at (800) 747-2008 to request this information, which is also available on the SEC's website at http://www.sec.gov.

                       DISTRIBUTION OF THE FUND'S SHARES

    First Eagle Funds Distributors, a division of ASB Securities LLC, serves as the Distributor of the Fund's shares. ASB Securities LLC is a registered broker-dealer and a member of the National Association of Securities Dealers ('NASD'). ASB Securities LLC, as with the Adviser, is a wholly-owned subsidiary of ASB Holdings.

    In this regard, the Trust and First Eagle Distributors have entered into a distribution contract pursuant to which First Eagle Distributors offers, as agent, share of the Fund continuously to the separate accounts of insurance companies. First Eagle Distributors is not obligated thereunder to sell any specific amount of Fund shares.


    The Fund has adopted a Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Investment Company Act. Under the Plan, the Fund may pay First Eagle Distributors a monthly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to First Eagle Distributors for remittance to an insurance company that is the issuer of a Variable Contract invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. Distribution expenses incurred in any fiscal year, which are not reimbursed from payment under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year.



    The Fund may, under policies approved by the Board of Trustees, from time to time, enter into arrangements with institutions to provide sub-transfer agent services and other related services (e.g. client statements, tax reporting, order-processing and client relations) where a number of persons hold Fund shares through omnibus or other 'street name' accounts registered with the Fund's transfer agent, DST Systems, Inc., ('DST'), in the name of that institution. Under those arrangements, the Fund may compensate the institution rendering such services on a sub-account basis, as an asset-based fee, as a sales fee or in some cases through a combination of the three. Such compensation paid by the Fund does not amount in aggregate for more than what otherwise would have been paid to DST for the same services. For the twelve-month period ended December 31, 2005, total sub-transfer agency payments of this nature by the Fund were approximately $144,547. (Any portion of sub-transfer agency fees paid in excess of what otherwise would have been paid to DST for the same services is paid by First Eagle Distributors, the Adviser and/or an affiliate of either out of its (or their) own resources, as further described below under the heading 'Revenue Sharing.')



    During the fiscal years ended 2005, 2004 and 2003, the Fund incurred distribution related fees for expenditures under the Plan in the aggregate amount of $475,455, $383,558 and $220,039, respectively, which constituted 0.25% of the Fund's average daily net assets during such periods. Such amount is payable to the insurance companies which issued the Variable Contracts invested in shares of the Fund.



    Expenses payable pursuant to this Plan may include, but are not limited to, expenses relating to the preparation, printing and distribution of prospectuses to existing and prospective Variable Contract owners; development, preparation, printing and mailing of Fund advertisements; expenses relating to holding seminars and sales meetings designed to promote the distribution of Fund shares; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of shares.


    The Plan is deemed reasonably likely to benefit the Fund and the Variable Contract owners in at least one of several ways. Specifically, it is expected that the insurance companies that issue Variable Contracts invested in shares of the Fund would have less incentive to educate Variable Contract owners and sales people concerning the Fund if expenses associated with such services were not paid by the Fund. In addition, the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to Variable Contract owners, which would, of course, benefit such Variable Contract owners. The adoption of the Plan would also likely help to maintain and may lead to an increase in net assets given the foregoing incentives. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of Variable Contracts concerning the Fund, the securities markets and related risks.

    The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by the Trust's Board of Trustees and by the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (previously defined as the 'Independent Trustees'). In the case of an agreement relating to the Plan, the Plan provides that such agreement may be terminated, without penalty, by a vote of a majority of the Independent Trustees, or by a majority of the Fund's outstanding voting securities on 60 days' written notice to First Eagle Distributors, and provides further that such agreement will automatically terminate in the event of its assignment. The Plan also states that it may not be amended to increase the maximum amount of the payments thereunder without the approval of a majority of the outstanding voting securities (as defined above under 'Management of the Trust -- Investment Restrictions') of the Fund. No material amendment to the Plan will, in any event, be effective unless it is approved by a vote of the trustees and the Independent Trustees of the Trust.

    When the Trust seeks an Independent Trustee to fill a vacancy on the board or as an addition to the board or as a nominee for election by stockholders, the selection or nomination of the Independent Trustee is, under resolutions adopted by the trustees, contemporaneously with their adoption of the Plan, committed to the discretion of the Independent Trustees.


REVENUE SHARING



    The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make cash payments -- sometimes referred to as 'revenue sharing' -- to insurance companies or their representatives for various reasons. These payments may support the delivery of services to the Fund or to shareholders in the Fund, including, without limitation, transaction processing and sub-accounting services. These payments also may serve as an incentive to sell shares of the Fund and/or to promote retention of customer assets in the Fund. As such, they may be made to firms that provide various marketing support or other promotional services relating to the Fund, including, without limitation, advertising, access on the part of the Distributor's personnel to sales meetings, sales representatives and/or management representatives of the insurance company or other financial intermediary, as well as inclusion of the Fund in various promotional and sales programs. Marketing support services also may include business planning assistance, educating broker dealer personnel about the Fund and shareholder financial planning assistance.



    Revenue sharing payments may include any portion of the sub-transfer agency fees described in the section preceding this revenue sharing discussion that exceed the costs of similar services provided by the Fund's transfer agent, DST. Such excess sub-transfer agency payments are paid by the Distributor, the Adviser or an affiliate out of its or their own resources. For the twelve-month period ended December 31, 2005, no such payments were made, and any such payments in the future will vary according to a number of factors (including, for example, numbers of shareholder accounts serviced).



    Revenue sharing also may include any other payment requirement of an insurance company. All such payments are paid by the Distributor, the Adviser or an affiliate of either out of its (or their) own resources and are in addition to any Rule 12b-1 payments described elsewhere in this Statement of Additional Information. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; (iii) as a fixed dollar amount; or
(iv) as some combination of any of these. In many cases, they therefore may be viewed as encouraging sales activity or retention of assets in the Fund. Generally, any revenue sharing or other payments of the type just described will have been requested by the party receiving them, often as a condition of distribution, but are subject to negotiation as to their structure and scope.



    The Distributor, the Adviser and/or an affiliate of either also pays from its (or their) own resources for travel and other expenses, including lodging, entertainment and meals, incurred by insurance companies or their representatives related to diligence or informational meetings in which insurance company representatives meet with investment professionals employed by the Fund's investment adviser, as well as for costs of organizing and holding such meetings. The Fund and/or such related parties to the Fund also may make payments to or on behalf of insurance companies or their representatives for other types of events, including sales or training seminars, and may provide certain small gifts and/or entertainment as permitted by applicable rules.



    Shareholders or prospective Variable Contract investors should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to more positively consider the Fund relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective Variable Contract investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her insurance company representative or other financial intermediary directly.


                         COMPUTATION OF NET ASSET VALUE

    The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.


    A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ('NOCP')).



    Commodities (such as physical metals) are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Forward currency contracts are valued at the current cost of covering or offsetting such contracts.



    All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term instruments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.



    London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be 'stale' as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be 'fair valued' in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund's holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

    The Fund's portfolio holdings are made public, as required by law, in the Fund's annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders approximately 60 days after the last day of the relevant period. (In addition, these reports are available upon request as described on the front cover of this Statement of Additional Information.) Also as required by law, the Fund's portfolio holdings are publicly reported to the SEC approximately 60 days after the last day of the Fund's relevant first or third fiscal quarterly period.


    When authorized by appropriate executive officers of the Fund, portfolio holdings information may be given more frequently than as just described to third-party Fund service providers, various mutual fund rating and ranking organizations and certain affiliated persons of the Fund. As of the date of this Statement of Additional Information, these persons are limited to the Distributor, the Fund's custodian (full portfolio daily, no lag) and internal and external (State Street Bank & Trust Co.) accounting personnel (full portfolio daily, no lag), the Fund's independent registered public accounting firm, Institutional Shareholder Services (full portfolio at month end, no lag) and other proxy voting agents, R.S. Rosenbaum & Co., in connection with financial printing (full portfolio quarterly, approximately 30-day lag), portfolio analytics software provider FactSet Research Systems (full portfolio daily, no lag -- only advisory and advisory support personnel of the Adviser have access to the FactSet outputs derived from these disclosures), and the following mutual fund rating/ranking organizations, whose further dissemination is subject to the subscription rules of these rating/ranking organizations:
Morningstar (full portfolio month-end, 45-day lag), Lipper (full portfolio month-end, 45-day lag), Bloomberg (full portfolio semi-annually, 45-day lag), Value Line (full portfolio month-end, 45-day lag), Standard & Poor's (full portfolio month-end, 45-day lag) and CDA Weisenberger/Thomson Financial (full portfolio month-end, 45-day lag). Finally, on occasion the Fund may disclose one or more individual holdings to pricing or valuation services (or to broker-dealers acting as market makers) for assistance in considering the valuation of the relevant holdings. In such cases, the information provided is subject to limitations on use intended to prohibit the recipient from trading on or inappropriately further disseminating it. As part of the internal policies and procedures, conflicts between the interests of the investors and those parties receiving portfolio information will be considered. In addition to the Fund's policies and procedures in this area, a number of Fund service providers maintain their own written procedures limiting use and further transmission of portfolio holdings information disclosed to them. Neither the Fund nor the Adviser (nor its affiliates) nor any other person receives any compensation in connection with disclosure of information to these parties, and all such arrangements are pursuant to policies approved by the Board of Trustees, which has determined that they are appropriate and in the best interests of Fund shareholders. These Fund policies and procedures will be reviewed by the Trustees on an annual basis, for adequacy and effectiveness, in connection with the Fund's compliance program under Rule 38a-1 under the Investment Company Act; and related issues will be brought to the attention of the Trustees on an as appropriate basis.


    Additionally, the Adviser or its personnel from time to time may comment to the press, Fund Variable Contract holders, prospective investors, or contract holder or investor fiduciaries or agents (orally or in writing) on one or more of the Fund's portfolio securities or may state that the Fund recently purchased or sold one or more securities. This commentary also may include such statistical information as industry, country or capitalization exposure, credit quality information, specialized financial characteristics (alpha, beta, maturity, Sharpe ratio, standard deviation, default rate, etc.), price comparisons to various measures, portfolio turnover and the like. No comments may be made, however, if likely to permit, in the sole judgment of the Adviser, inappropriate trading of Fund shares or of Fund portfolio securities.

                             HOW TO PURCHASE SHARES

    The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the prospectus of the pertinent separate account.

                                   TAX STATUS

    The Fund intends to qualify annually as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). In order to qualify as a regulated investment company for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer qualifying only if the Fund's investment is limited to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) for the year.


    The Fund may invest in certain assets, such as gold bullion, that do not constitute 'securities' for purposes of the regulated investment company qualification tests referred to in the previous paragraph and other assets, such as certain commodity-linked notes, that status of which as 'securities' for such purposes may not be fully settled. If a sufficient portion of the Fund's assets were not stock or such securities or if a sufficient portion of the Fund's gross income were not derived from stock or such securities for any taxable year, the Fund would fail to qualify as a regulated investment company for such taxable year.



    As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders (the separate accounts), at least annually, substantially all of its investment company taxable income and net capital gains. The Fund will not be subject to the 4% excise tax if it fails to distribute 98% of its income in accordance with certain calendar year requirements if at all times during any calendar year, all of the Fund's shareholders are either pension trusts described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code or segregated asset accounts of life insurance companies held in connection with variable contracts, as defined in Section 817(d) of the Code. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Finally, any foreign currency transactions that are not directly related to the Fund's investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the Internal Revenue Service, produce income not among the types of 'qualifying income' from which the Fund must derive at least 90 percent of its annual gross income.



    If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as a corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, incur substantial taxes and interest on such unrealized gains, and make certain substantial distributions. Furthermore, failure to qualify as a Regulated Investment

Company may cause the Variable Contracts to fail the diversification standards under 817(h) as discussed below.


    Aside from the requirements attendant to the Fund's qualification as a regulated investment company discussed above, Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that a variable annuity contract and a variable life insurance policy shall not be treated, respectively, as an annuity contract or life insurance policy for any period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in the immediate imposition of federal income tax on variable annuity contract and variable life insurance policy owners, respectively, with respect to earnings allocable to the contract or policy (including accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contracts. Section 817(h)(2) of the Code is a safe harbor rule which provides that a variable annuity contract or a variable life insurance policy satisfies the diversification requirements if, as of the close of each quarter of a taxable year, the underlying assets of such contract or policy meet the diversification standards for a regulated investment company, and no more than 55% of such contract's or policy's total underlying assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies. The U.S. Treasury Department has issued regulations (specifically Section 1.817-5 of the Treasury Regulations -- the 'Regulations') that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code, and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of total assets is represented by any one investment;
(2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of the Regulations, all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts (such as the Fund) which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company (i.e., on a 'look-through' basis) rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on a look-through basis.

    The Treasury Department has indicated in published statements that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause such contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known at the present time what standards will be set forth in such regulations or rulings.

    In the event that such rules or regulations were adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective or investment policies. Furthermore, the Fund would still be required as to comply with the diversification requirements set forth in Section 817(h) and/or the Regulations. However, it is possible that in order to comply with the aforementioned diversification requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

    Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation generally without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts and variable life insurance policies. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to federal income tax, as well as a 10% penalty tax on distributions before age
59 1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy should be subject to federal income tax. Additional state and/or local income taxes and penalties could be imposed on such distributions. For a further discussion of investing in variable annuity contracts or variable life insurance policies, please refer to the prospectus offered by the participating insurance company. In addition, investors should consult their own tax advisors for a more complete discussion of possible tax consequences to their particular situations.

    Investments by the Fund in securities issued or acquired at a discount, or providing for deferred interest or payment of interest as in the form of additional obligations could result in income to the Fund equal generally to a portion of the excess of the face value of the securities over their issue or acquisition price (the 'original issue discount') each year that the securities are held, even though the Fund receives no actual interest payments. In addition, a Fund's investment in foreign currencies or foreign currency denominated or referenced debt, certain asset-backed securities, section 1256 contracts (as described below) and contingent payment and inflation-indexed debt instruments also may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute in order to meet various distribution requirements. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

    Certain regulated futures contracts, nonequity options, and foreign currency contracts in which the Fund may invest may be 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at their fair market value), resulting in unrealized gains or losses being treated as though they were realized.


    Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may defer the recognition of losses, which could cause the gains required to be distributed to exceed realized net gains.


    The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


    Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gain or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gains may be increased or decreased, respectively, compared to a fund that did not engage in such hedging transactions.


    Notwithstanding any of the foregoing, the Fund may recognize gain from a constructive sale of certain 'appreciated financial positions' if generally the Fund enters into a short sale of offsetting notional principal contract with respect to, or a futures or a forward contract to deliver the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer's risk of loss with respect to the appreciated securities reduced by certain circumstances.

    If the Fund has long-term capital gain from a 'constructive ownership transaction' with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and contemporaneous maturity dates.


    Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than regulated futures contracts or new equity options that are section 1256 contracts) which are denominated in terms of a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as 'section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment.


    The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Fund's investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

    Although under certain circumstances the Fund would be able to treat such foreign withholding taxes as paid by its shareholders, variable annuity contracts and variable life insurance policies cannot claim the benefit of the foreign tax credit from foreign withholding taxes paid on foreign securities held by the Fund.


    Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as 'passive foreign investment companies' or 'PFICs'), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, the Fund would be required to report certain 'excess distributions' from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income from excess distributions and gain from disposition of PFIC stock would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax. Amounts allocated to the year of the distribution or disposition would be included in the Fund's net investment income for that year and, to the extent distributed as a dividend to the Fund's shareholders, would not be taxable to the Fund.


    The Fund may be able elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, the Fund may be able to make an election, known as a qualified electing fund ('QEF') election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.


    Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a foreign shareholder of an investment in the Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

    Equity securities traded in over-the-counter market and bonds, including convertible bonds, are generally traded on a `net' basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with the Distributor in any transaction in which the Distributor acts as principal. Thus, it will not deal with the Distributor acting as market maker, and it will not execute a negotiated trade with the Distributor if execution involves the Distributor acting as principal with respect to any part of the Fund's order.

    Portfolio securities may not be purchased from any underwriting or selling group of which the Distributor, during the existence of the group, is a member, except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Company, will not significantly affect a Fund's ability to pursue its present investment objective.

    In placing orders for portfolio securities or futures, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Adviser or the Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the

Funds, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in the light of generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than the Distributor in order to secure the research and investment services described above, subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

    Subject to the above considerations, the Distributor may act as a securities broker for the Fund. In order for the Distributor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an Exchange during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

    Furthermore, the Board of Trustees, including a majority of the Trustees who are not `interested' directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the Distributor is consistent with the foregoing standard. Brokerage transactions with the Distributor also are subject to such fiduciary standards as may be imposed by applicable law. From time to time, the Fund may engage in agency cross transactions with respect to securities that meet its investment objective and policies. An agency cross transaction occurs when a broker sells securities from one client's account to another client's account. Cross transactions are executed with written permission from the Fund. This authorization permits cross transactions only between the Fund on one side and clients for which the Distributor acts as broker, but does not act as investment adviser, on the other side. The authorization can be terminated at any time by written notice to the Distributor.

    The Fund may from time to time sell or purchase securities to or from companies or persons who are considered to be affiliated with the Fund solely because they are investment advisory clients of the Distributor or the Adviser. No consideration other than cash payment against prompt delivery at the then current market price of the securities will be paid to any person involved in those transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.


    For the years ended December 31, 2005, 2004 and 2003, the Fund paid a total of $292,889, $271,441 and $130,939, respectively, in brokerage commissions, with respect to portfolio transactions aggregating $128,235,609, $110,345,569 and $51,541,205, respectively, all of which was placed with brokers or dealers who provide research and investment information. Of such amounts, and for the same periods, $0, $3,444 and $0, respectively, in brokerage commissions (0%, 1.27% and 0%, respectively, of the aggregate) with respect to portfolio transactions aggregating $0, $1,170,963 and $0, respectively, (0%, 1.06% and 0%, respectively, of the aggregate) was placed with broker-dealers considered to be related parties of the Adviser. (Percentages shown in the preceding sentence for the fiscal year ended December 31, 2005 have been restated to show such percentages only relative to transactions for the period January 1, 2005 through March 16, 2005. This is because after such date, no brokerage commissions were paid to a party that is a broker-dealer affiliate or related party of the Adviser.)


                                  FUND SHARES

    The shares of beneficial interest of the Trust currently are designated as shares of the Fund. All shares issued and outstanding are fully paid and non-assessable and are redeemable at net asset value at the option of shareholders. Shares have no preemptive or conversion rights and are freely transferable. The Board of Trustees is authorized to classify, reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Trustees may create additional series of shares (or classes) with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act and Delaware law.

    Pursuant to its By-Laws, the Trust does not generally hold annual meetings of shareholders. Shareholder meetings, however, will be held when required by the Investment Company Act or Delaware law, or when called by the Chairman of the Board, the President or shareholders owning at least 10% of the outstanding shares of the Fund. The cost of any such notice and meeting will be borne by the Fund.

    Each share of the Fund is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for Variable Contracts. Generally, shares of each series vote together on any matter submitted to shareholders, except when otherwise required by the Investment Company Act, or (if shares of more than one series are outstanding) when a matter affects the interests of each series in a different way, in which case the shareholders of each series vote separately by class. If the Trustees determine that a matter does not affect the interests of a particular series, then the shareholders of that series will not be entitled to vote on that matter. An insurance company issuing a Variable Contract invested in shares of the Fund (or any other series issued in the future) will request voting instructions from Variable Contract owners and will vote shares in proportion to the voting instructions received.

                              CUSTODY OF PORTFOLIO


    The Trust has appointed State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and foreign custody manager for the Fund's assets.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


    PricewaterhouseCoopers LLP ('PwC'), 300 Madison Avenue, New York, New York 10017-6204 serves as the Trust's independent registered public accountant. In this capacity, PwC audits and reports on the Fund's annual financial statements and financial highlights. PwC prepares the Fund's federal income, state income, and excise tax returns. PwC's engagement commences with the Fund's fiscal year ending December 31, 2006.





    KPMG LLP ('KPMG') was previously the independent registered public accountant for the Fund. On January 30, 2006, that firm's appointment as independent registered public accountant was terminated. In connection with the audits of the two fiscal years ended December 31, 2005, and the subsequent interim period through January 30, 2006, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. The audit reports of KPMG on the financial statements of the Fund as of and for the years ended December 31, 2005 and 2004 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.


                              FINANCIAL STATEMENTS


    The Fund's financial statements and notes thereto appearing in the December 31, 2005 Annual Report to Shareholders and the report thereon of KPMG are incorporated by reference in this Statement of Additional Information. The Fund will furnish, without charge, a copy of such Annual Report to Shareholders on request. All such requests should be directed to the First Eagle Variable Funds, at 1345 Avenue of the Americas, New York, NY 10105.

                                    APPENDIX

                        RATINGS OF INVESTMENT SECURITIES

    The rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Trust's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

    The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ('Moody's') and Standard & Poor's Corporation ('S&P').

MOODY'S RATINGS.

    Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt-edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

    Aa -- Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

    A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds rated Ca represent obligations which are speculative to a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS.

    AAA -- Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

    AA -- Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only to a small degree.

    A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

    BB -- B -- CCC -- CC -- BONDS RATED BB, B, CCC AND CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBIT
-------
(a)      -- Declaration of Trust of the Registrant.****
(b)      -- By-Laws of the Registrant.****
(c)      -- Not Applicable.
(d)      -- Investment Advisory Contract between the Registrant and
            Arnhold and S. Bleichroeder Advisers, LLC ('ASB
            Advisers').*
(e)(1)   -- Distribution Agreement between the Registrant and ASB
            Securities LLC ('ASB Securities').*
(e)(2)   -- Form of 12b-1 Servicing Agreement Between SGCS and A Life
            Insurance Company.*
(f)      -- Not applicable.
(g)(1)   -- Custody Agreement between the Registrant and State Street
            Bank and Trust Company filed herewith
(g)(2)   -- Investment Accounting Agreement between the Registrant
            and State Street Bank and Trust Company.**
(g)(3)   -- Amendment adding Registrant as a party to the Transfer
            Agency Agreement ('Master TA Agreement') between First
            Eagle Funds and DST Systems Inc.***
(g)(4)   -- Special Custody Agreement between the Registrant and HSBC
            Bank USA.****
(h)      -- Form of Participation Agreement among the Registrant, A
            Life Insurance Company and ASB Securities.****
(i)      -- Not applicable.
(j)      -- Consent of KPMG LLP filed herewith.
(k)      -- Not applicable.
(l)      -- Investment Representation Letter of SGAM Corp.*
(m)      -- Rule 12b-1 Distribution Plan and Agreement between the
            Registrant and ASB Securities.**
(n)      -- Not applicable.
(p)      -- Code of Ethics filed herewith.


---------

   * Previously filed as an Exhibit to the Registration Statement.

  ** Incorporated herein by reference to Post-Effective Amendment No. 8 filed on or about April 13, 2001.


 *** Such amendment is incorporated herein by reference to Post-Effective
     Amendment No. 10 filed on or about April 15, 2003. The Master TA Agreement is incorporated herein by reference to Post-Effective Amendment No. 4 to the First Eagle Funds Registration Statement filed on or about July 25, 1997.


**** Incorporated herein by reference to Post-Effective Amendment No. 11 filed on or about April 15, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 25. INDEMNIFICATION

    Article VII, Section 2 of the Registrant's Declaration of Trust contains the following provision, generally providing for indemnification of Trustees, officers, employees and agents of the Registrant against judgments, fines, penalties, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

   Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust's request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

    The Registrant also intends to maintain an investment company directors' and officers' errors and omissions insurance policy providing for additional protections for such persons in accord with industry practice.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    ASB Advisers is the Registrant's investment adviser. Its primary office is located at 1345 Avenue of the Americas, New York, New York, 10105. In addition to the Registrant, ASB Advisers acts as investment adviser to the First Eagle Funds, and to certain investment vehicles and accounts not subject to registration with the Securities and Exchange Commission.

    ASB Advisers is a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), a privately-owned holding company organized under the laws of the State of New York. In connection with another wholly owned subsidiary, ASB Securities, LLC a registered broker-dealer, and, through that company's First Eagle Funds Distributors division, which serves as the principal underwriter to the Registrant, ASB Holdings is also substantially involved in the distribution of mutual fund shares. The business and other connections of the Adviser's directors and officers are as follows:


                             POSITION WITH THE                     BUSINESS AND OTHER
         NAME                     ADVISER                             CONNECTIONS
         ----                     -------                             -----------
Henry H. Arnhold......   Director                    Co-Chairman of the Board of Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Director,
                                                     Aquila International Fund Limited; Trustee,
                                                     The New School for Social Research; Director,
                                                     Conservation International

John P. Arnhold.......   Chairman, CEO and           Co-President, Co-CEO and Director, Arnhold and
                          Director                   S. Bleichroeder Holdings, Inc.; Chairman, CEO
                                                     and Director, ASB Securities LLC; Director,
                                                     Hanseatic Asset Management LBG; Director,
                                                     Arnhold Ceramics; President and Trustee, First
                                                     Eagle Funds and First Eagle Variable Funds

Michael M. Kellen.....   Vice Chairman               Co-CEO and Director, Arnhold and
                                                     S. Bleichroeder Holdings, Inc.; Director,
                                                     Arnhold and S. Bleichroeder Advisers UK, Ltd.;
                                                     Director, ASB Securities, LLC; Director,
                                                     Arnhold Ceramics

Patrick A. Keenan.....   Chief Financial Officer     Chief Financial Officer, Arnhold and S.
                                                     Bleichroeder Holdings, Inc. and ASB Securities
                                                     LLC

                             POSITION WITH THE                     BUSINESS AND OTHER
         NAME                     ADVISER                             CONNECTIONS
         ----                     -------                             -----------
Robert Miller.........   Senior Vice President and   Director, Arnhold and S. Bleichroeder, UK Ltd.
                          Director

Mark D. Goldstein.....   General Counsel, Chief      Chief Compliance Officer, First Eagle Funds
                          Compliance Officer,        and First Eagle Variable Funds from February
                          Senior Vice President      2005; Senior Counsel and Chief Compliance
                          and Secretary              Officer, MacKay Shields LLC (April 2004 to
                                                     February 2005); Senior Associate General
                                                     Counsel, UBS Financial Services, Inc. (May
                                                     1998 to April 2004).

Robert Bruno..........   Senior Vice President       Senior Vice President*, ASB Securities LLC;
                                                     Chief Operations and Financial Officer, First
                                                     Eagle Funds and First Eagle Variable Funds

Charles de Vaulx......   Senior Vice President       Senior Vice President, First Eagle Funds and
                                                     First Eagle Variable Funds


ITEM 27. PRINCIPAL UNDERWRITERS

    (a) The First Eagle Funds Distributors division of ASB Securities is the Registrant's distributor (the 'Distributor'). It also serves as principal underwriter for First Eagle Funds.

    (b) The positions and offices of the Distributor's directors and officers who serve the Registrant are as follows:


              NAME AND                     POSITION AND OFFICES         POSITION AND OFFICES WITH
          BUSINESS ADDRESS*                  WITH UNDERWRITER                  REGISTRANT
          -----------------                  ----------------                  ----------
John Arnhold.........................  CEO, Chairman and Director     President and Trustee
Patrick A. Keenan....................  Chief Financial Officer        N/A
Robert Bruno.........................  Senior Vice President, Chief   Chief Operations and
                                         Compliance Officer           Financial Officer
Michael M. Kellen....................  Director                       N/A
Joshua P. Laterman...................  Secretary                      N/A
Stefanie Spritzler...................  Vice President                 Vice President and Treasurer
Suzan Afifi..........................  Vice President                 Vice President and Secretary


---------

* The address of each person named above is 1345 Avenue of the Americas, New York, New York 10105.

    (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, 1345 Avenue of the Americas, New York, NY 10105 with the exception of certain accounts, books and other documents which are kept by the Registrant's custodian, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 and registrar and shareholder servicing agent, DST Systems, Inc., P.O. Box 419324, Kansas City, Missouri 64141-6324.


ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS

    The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 13th day of April, 2006.


                                          FIRST EAGLE VARIABLE FUNDS

                                          By:                  *
                                              ..................................
                                                      JOHN P. ARNHOLD,
                                                          PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                 CAPACITY                      DATE
                ---------                                 --------                      ----
                    *                                     Trustee                  April 13, 2006
 .........................................
             (LISA ANDERSON)

                    *                                     Trustee                  April 13, 2006
 .........................................
            (JOHN P. ARNHOLD)

                    *                                     Trustee                  April 13, 2006
 .........................................
          (CANDACE K. BEINECKE)

                    *                                     Trustee                  April 13, 2006
 .........................................
            (JEAN D. HAMILTON)

                    *                                     Trustee                  April 13, 2006
 .........................................
            (JAMES E. JORDAN)

                    *                                     Trustee                  April 13, 2006
 .........................................
            (WILLIAM M. KELLY)

                    *                                     Trustee                  April 13, 2006
 .........................................
             (PAUL J. LAWLER)

                    *                                     Trustee                  April 13, 2006
 .........................................
         (DOMINIQUE M. RAILLARD)

                SIGNATURE                                 CAPACITY                       DATE
                ---------                                 --------                       ----
             /s/ ROBERT BRUNO               Chief Operations and Financial         April 13, 2006
 .........................................    Officer (Principal Financial and
              (ROBERT BRUNO)                  Accounting Officer)

        *By:      /s/ ROBERT BRUNO
 .........................................
               ROBERT BRUNO
            POWER-OF-ATTORNEY

                                 EXHIBIT INDEX


    (g)(1) Custody Agreement between the Registrant and State Street Bank and Trust Company


    (j) Consent of KPMG LLP


    (p) Code of Ethics

                            Statement of Differences

Characters normally expressed as superscript shall be preceded by........  'pp'